Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
Entity Central Index Key	0000887340
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025780 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.72%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 81	[1]
Expense Ratio, Percent	0.72%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined by security selection and sector allocation. Security selection within information technology detracted most, while lack of exposure to consumer staples contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Lack of exposure and an underweight position	Contributed
Consumer discretionary	Strong security selection and an underweight position	Contributed
Communication services	Strong security selection	Contributed
Information technology	Weak security selection and an underweight position	Detracted
Health care	An overweight position	Detracted
Industrials	An overweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	26.13%	13.11%	11.96%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
Morningstar Large Growth Category Average[3]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 664,287,003
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,473,661
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$664,287,003%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,473,661%
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.2%
Microsoft Corp.	8.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class C	5.3%
Apple, Inc.	5.2%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.2%
Tesla, Inc.	4.0%
Eli Lilly & Co.	3.5%
Mastercard, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.3%
Software	15.0%
Interactive Media & Services	9.5%
Capital Markets	7.1%
Broadline Retail	6.8%
Technology Hardware, Storage & Peripherals	5.2%
Entertainment	4.5%
Pharmaceuticals	4.4%
Automobiles	4.0%
Financial Services	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.2%
Microsoft Corp.	8.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class C	5.3%
Apple, Inc.	5.2%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.2%
Tesla, Inc.	4.0%
Eli Lilly & Co.	3.5%
Mastercard, Inc., Class A	3.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay VP Wellington Growth Portfolio” to “NYLI VP Wellington Growth Portfolio.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay VP Wellington Growth Portfolio” to “NYLI VP Wellington Growth Portfolio.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025781 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	0.97%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 109	[2]
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 1000® Growth Index was determined by security selection and sector allocation. Security selection within information technology detracted most, while lack of exposure to consumer staples contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Lack of exposure and an underweight position	Contributed
Consumer discretionary	Strong security selection and an underweight position	Contributed
Communication services	Strong security selection	Contributed
Information technology	Weak security selection and an underweight position	Detracted
Health care	An overweight position	Detracted
Industrials	An overweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	25.82%	12.82%	11.68%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
Morningstar Large Growth Category Average[3]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 664,287,003
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,473,661
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$664,287,003%
Total number of portfolio holdings	54%
Total advisory fees paid	$4,473,661%
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.2%
Microsoft Corp.	8.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class C	5.3%
Apple, Inc.	5.2%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.2%
Tesla, Inc.	4.0%
Eli Lilly & Co.	3.5%
Mastercard, Inc., Class A	3.1%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.3%
Software	15.0%
Interactive Media & Services	9.5%
Capital Markets	7.1%
Broadline Retail	6.8%
Technology Hardware, Storage & Peripherals	5.2%
Entertainment	4.5%
Pharmaceuticals	4.4%
Automobiles	4.0%
Financial Services	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.2%
Microsoft Corp.	8.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class C	5.3%
Apple, Inc.	5.2%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.2%
Tesla, Inc.	4.0%
Eli Lilly & Co.	3.5%
Mastercard, Inc., Class A	3.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay VP Wellington Growth Portfolio” to “NYLI VP Wellington Growth Portfolio.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay VP Wellington Growth Portfolio” to “NYLI VP Wellington Growth Portfolio.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025784 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$59	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 59	[3]
Expense Ratio, Percent	0.57%	[3],[4]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Portfolio held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection, particularly exposure to the bonds of NRG Energy, which rose on growing demand for electric power for computer processors linked to artificial intelligence	Contributed
Consumer discretionary	Security selection, particularly positions in cruise operator Carnival and on-line travel operator Booking Holdings, both strong performers, and underweight exposure to Rivian Automotive, which underperformed.	Contributed
Materials	Lack of exposure to the only sector to post negative returns during the reporting period	Contributed
Information technology	Security selection, particularly lack of exposure to MicroStrategy, due to the speculative nature of the company's strategy of using bond sale proceeds to purchase bitcoin	Detracted
Industrials	Security selection, particularly lack of exposure to Rocket Lab USA, a company that provides launch services and space systems solutions for the space and defense industries, but which remains unprofitable, and underweight exposure to aerospace company Boeing	Detracted
Communication services	Security selection, particularly lack of exposure to telecom and cable operator EchoStar, which performed well after a proposed merger announcement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	8.64%	8.95%	8.57%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Convertible Index[2]		11.14%	9.66%	9.07%
Morningstar Convertibles Category Average[3]		10.58%	7.73%	7.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,605,779,917
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 9,310,803
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,605,779,917%
Total number of portfolio holdings	107%
Total advisory fees paid	$9,310,803%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	88.7%
Convertible Preferred Stocks	7.6%
Short-Term Investments	3.1%
Common Stocks	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(0.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000168875 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Class Name	Service 2 Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service 2 Class	$96	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 96	[5]
Expense Ratio, Percent	0.92%	[5],[6]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Portfolio held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection, particularly exposure to the bonds of NRG Energy, which rose on growing demand for electric power for computer processors linked to artificial intelligence	Contributed
Consumer discretionary	Security selection, particularly positions in cruise operator Carnival and on-line travel operator Booking Holdings, both strong performers, and underweight exposure to Rivian Automotive, which underperformed.	Contributed
Materials	Lack of exposure to the only sector to post negative returns during the reporting period	Contributed
Information technology	Security selection, particularly lack of exposure to MicroStrategy, due to the speculative nature of the company's strategy of using bond sale proceeds to purchase bitcoin	Detracted
Industrials	Security selection, particularly lack of exposure to Rocket Lab USA, a company that provides launch services and space systems solutions for the space and defense industries, but which remains unprofitable, and underweight exposure to aerospace company Boeing	Detracted
Communication services	Security selection, particularly lack of exposure to telecom and cable operator EchoStar, which performed well after a proposed merger announcement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Service 2 Class Shares	4/26/2016	8.26%	8.57%	9.52%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.15%
ICE BofA U.S. Convertible Index[2]		11.14%	9.66%	10.86%
Morningstar Convertibles Category Average[3]		10.58%	7.73%	8.68%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,605,779,917
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 9,310,803
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,605,779,917%
Total number of portfolio holdings	107%
Total advisory fees paid	$9,310,803%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	88.7%
Convertible Preferred Stocks	7.6%
Short-Term Investments	3.1%
Common Stocks	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(0.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025785 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$85	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 85	[7]
Expense Ratio, Percent	0.82%	[7],[8]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. Convertible Index was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Portfolio held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection, particularly exposure to the bonds of NRG Energy, which rose on growing demand for electric power for computer processors linked to artificial intelligence	Contributed
Consumer discretionary	Security selection, particularly positions in cruise operator Carnival and on-line travel operator Booking Holdings, both strong performers, and underweight exposure to Rivian Automotive, which underperformed.	Contributed
Materials	Lack of exposure to the only sector to post negative returns during the reporting period	Contributed
Information technology	Security selection, particularly lack of exposure to MicroStrategy, due to the speculative nature of the company's strategy of using bond sale proceeds to purchase bitcoin	Detracted
Industrials	Security selection, particularly lack of exposure to Rocket Lab USA, a company that provides launch services and space systems solutions for the space and defense industries, but which remains unprofitable, and underweight exposure to aerospace company Boeing	Detracted
Communication services	Security selection, particularly lack of exposure to telecom and cable operator EchoStar, which performed well after a proposed merger announcement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.37%	8.68%	8.30%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Convertible Index[2]		11.14%	9.66%	9.07%
Morningstar Convertibles Category Average[3]		10.58%	7.73%	7.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,605,779,917
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 9,310,803
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,605,779,917%
Total number of portfolio holdings	107%
Total advisory fees paid	$9,310,803%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	88.7%
Convertible Preferred Stocks	7.6%
Short-Term Investments	3.1%
Common Stocks	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(0.5)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tetra Tech, Inc., 2.25%, due 8/15/28	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.1%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Post Holdings, Inc., 2.50%, due 8/15/27	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	1.9%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 2.125%, due 2/15/28	1.9%
Nice Ltd., (zero coupon), due 9/15/25	1.9%
Southwest Airlines Co., 1.25%, due 5/1/25	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Convertible Portfolio” to “NYLI VP MacKay Convertible Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025788 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$74	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74	[9]
Expense Ratio, Percent	0.68%	[9],[10]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Russell 1000® Value Index during the 12-month reporting period ended December 31, 2024, was determined primarily by security selection and, to a lesser degree, sector allocation. Stock performance was largely driven by advances in artificial intelligence-related names in the information technology sector, especially select semiconductor stocks. The Portfolio’s exposure to medium-term momentum and profitability also helped drive returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Strong security selection in semiconductors and technology hardware	Contributed
Energy	Strong security selection in midstream energy	Contributed
Financials	Underweight allocation to one of the best performing sectors in the benchmark, plus negative stock selection	Detracted
Materials	Challenging security selection among chemicals stocks	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	18.54%	9.08%	8.09%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
U.S. Equity Yield Composite Index[3]		12.56%	6.86%	8.72%
Morningstar Large Value Category Average[4]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 913,335,362
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 6,009,458
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$913,335,362%
Total number of portfolio holdings	96%
Total advisory fees paid	$6,009,458%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.3%
MetLife, Inc.	2.3%
Cummins, Inc.	2.3%
Bank of America Corp.	2.0%
AbbVie, Inc.	2.0%
Walmart, Inc.	1.9%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	10.6%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.0%
Pharmaceuticals	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Insurance	4.6%
Chemicals	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Electrical Equipment	3.3%
Capital Markets	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.3%
MetLife, Inc.	2.3%
Cummins, Inc.	2.3%
Bank of America Corp.	2.0%
AbbVie, Inc.	2.0%
Walmart, Inc.	1.9%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Epoch U.S. Equity Yield Portfolio” to “NYLI VP Epoch U.S. Equity Yield Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Epoch U.S. Equity Yield Portfolio” to “NYLI VP Epoch U.S. Equity Yield Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025789 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$101	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101	[11]
Expense Ratio, Percent	0.93%	[11],[12]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Russell 1000® Value Index during the 12-month reporting period ended December 31, 2024, was determined primarily by security selection and, to a lesser degree, sector allocation. Stock performance was largely driven by advances in artificial intelligence-related names in the information technology sector, especially select semiconductor stocks. The Portfolio’s exposure to medium-term momentum and profitability also helped drive returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Strong security selection in semiconductors and technology hardware	Contributed
Energy	Strong security selection in midstream energy	Contributed
Financials	Underweight allocation to one of the best performing sectors in the benchmark, plus negative stock selection	Detracted
Materials	Challenging security selection among chemicals stocks	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	18.24%	8.81%	7.82%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
U.S. Equity Yield Composite Index[3]		12.56%	6.86%	8.72%
Morningstar Large Value Category Average[4]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 913,335,362
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 6,009,458
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$913,335,362%
Total number of portfolio holdings	96%
Total advisory fees paid	$6,009,458%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.3%
MetLife, Inc.	2.3%
Cummins, Inc.	2.3%
Bank of America Corp.	2.0%
AbbVie, Inc.	2.0%
Walmart, Inc.	1.9%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	10.6%
Oil, Gas & Consumable Fuels	6.2%
Electric Utilities	6.0%
Pharmaceuticals	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Insurance	4.6%
Chemicals	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Electrical Equipment	3.3%
Capital Markets	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.3%
MetLife, Inc.	2.3%
Cummins, Inc.	2.3%
Bank of America Corp.	2.0%
AbbVie, Inc.	2.0%
Walmart, Inc.	1.9%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Epoch U.S. Equity Yield Portfolio” to “NYLI VP Epoch U.S. Equity Yield Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Epoch U.S. Equity Yield Portfolio” to “NYLI VP Epoch U.S. Equity Yield Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$85	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85	[13]
Expense Ratio, Percent	0.74%	[13],[14]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the large-cap growth market was driven higher by several trends, including developments in generative artificial intelligence and corresponding power needs, advances in novel drug and medical device therapies, and the U.S. onshoring of manufacturing and production operations. The Portfolio’s performance relative to the Russell 1000® Growth Index was primarily determined by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Consumer staples	Underweight position and strong security selection	Contributed
Health care	Security selection	Contributed
Information technology	Security selection	Detracted
Industrials	Overweight position and weak security selection	Detracted
Materials	Overweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	29.60%	16.86%	15.28%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Growth Category Average[4]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 1,731,235,720
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 11,874,001
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,731,235,720%
Total number of portfolio holdings	46%
Total advisory fees paid	$11,874,001%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.5%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.6%
Apple, Inc.	6.3%
Meta Platforms, Inc., Class A	5.5%
Alphabet, Inc.	4.6%
Broadcom, Inc.	3.6%
Tesla, Inc.	2.8%
Mastercard, Inc., Class A	2.6%
Arthur J. Gallagher & Co.	2.6%
* Excluding short-term investments
Top Industries
Software	18.7%
Semiconductors & Semiconductor Equipment	14.6%
Interactive Media & Services	10.1%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.3%
Health Care Equipment & Supplies	4.6%
Hotels, Restaurants & Leisure	4.3%
Financial Services	3.9%
Entertainment	3.7%
Automobiles	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.5%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.6%
Apple, Inc.	6.3%
Meta Platforms, Inc., Class A	5.5%
Alphabet, Inc.	4.6%
Broadcom, Inc.	3.6%
Tesla, Inc.	2.8%
Mastercard, Inc., Class A	2.6%
Arthur J. Gallagher & Co.	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Winslow Large Cap Growth Portfolio” to “NYLI VP Winslow Large Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Winslow Large Cap Growth Portfolio” to “NYLI VP Winslow Large Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$114	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 114	[15]
Expense Ratio, Percent	0.99%	[15],[16]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the large-cap growth market was driven higher by several trends, including developments in generative artificial intelligence and corresponding power needs, advances in novel drug and medical device therapies, and the U.S. onshoring of manufacturing and production operations. The Portfolio’s performance relative to the Russell 1000® Growth Index was primarily determined by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Communication services	Security selection	Contributed
Consumer staples	Underweight position and strong security selection	Contributed
Health care	Security selection	Contributed
Information technology	Security selection	Detracted
Industrials	Overweight position and weak security selection	Detracted
Materials	Overweight position	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	29.28%	16.57%	14.99%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Growth Index[2]		33.36%	18.96%	16.78%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Growth Category Average[4]		28.96%	15.42%	14.02%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 06, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 1,731,235,720
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 11,874,001
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,731,235,720%
Total number of portfolio holdings	46%
Total advisory fees paid	$11,874,001%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.5%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.6%
Apple, Inc.	6.3%
Meta Platforms, Inc., Class A	5.5%
Alphabet, Inc.	4.6%
Broadcom, Inc.	3.6%
Tesla, Inc.	2.8%
Mastercard, Inc., Class A	2.6%
Arthur J. Gallagher & Co.	2.6%
* Excluding short-term investments
Top Industries
Software	18.7%
Semiconductors & Semiconductor Equipment	14.6%
Interactive Media & Services	10.1%
Broadline Retail	7.6%
Technology Hardware, Storage & Peripherals	6.3%
Health Care Equipment & Supplies	4.6%
Hotels, Restaurants & Leisure	4.3%
Financial Services	3.9%
Entertainment	3.7%
Automobiles	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.5%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.6%
Apple, Inc.	6.3%
Meta Platforms, Inc., Class A	5.5%
Alphabet, Inc.	4.6%
Broadcom, Inc.	3.6%
Tesla, Inc.	2.8%
Mastercard, Inc., Class A	2.6%
Arthur J. Gallagher & Co.	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Winslow Large Cap Growth Portfolio” to “NYLI VP Winslow Large Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Winslow Large Cap Growth Portfolio” to “NYLI VP Winslow Large Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$89	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89	[17]
Expense Ratio, Percent	0.85%	[17],[18]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Schroder Investment Management North America (“Schroders”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P MidCap 400® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and, to a lesser degree, sector allocation. The performance of the Portfolio relative to the Russell Midcap® Index during the period in which it was subadvised by Schroders was affected primarily by sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Energy	Security selection	Contributed
Utilities	Security selection	Contributed
Industrials	Security selection	Detracted
Information technology	Security selection and an underweight allocation	Detracted
Key Factor	Summary	Impact
Schroders
Information technology	Strong security selection and sector allocation	Contributed
Health care	Security selection	Contributed
Energy	Negative security selection and underweight exposure	Detracted
Industrials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	9.98%	5.82%	6.24%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell Midcap® Index[2]		15.34%	9.92%	9.63%
S&P MidCap 400® Index[3]		13.93%	10.34%	9.68%
Morningstar Mid-Cap Blend Category Average[4]		14.40%	9.80%	8.92%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 02, 2001
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Aug. 12, 2024
Net Assets	$ 688,030,414
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,749,259
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$688,030,414%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,749,259%
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Arthur J. Gallagher & Co.	2.4%
Aramark	2.2%
Assurant, Inc.	2.2%
Rentokil Initial plc, Sponsored ADR	2.2%
Dolby Laboratories, Inc., Class A	2.1%
Masimo Corp.	2.1%
Match Group, Inc.	2.0%
Ciena Corp.	1.9%
Teledyne Technologies, Inc.	1.8%
Raymond James Financial, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	7.2%
IT Services	6.3%
Professional Services	5.2%
Building Products	4.7%
Software	4.4%
Semiconductors & Semiconductor Equipment	4.4%
Capital Markets	3.9%
Hotels, Restaurants & Leisure	3.9%
Health Care Equipment & Supplies	3.7%
Commercial Services & Supplies	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arthur J. Gallagher & Co.	2.4%
Aramark	2.2%
Assurant, Inc.	2.2%
Rentokil Initial plc, Sponsored ADR	2.2%
Dolby Laboratories, Inc., Class A	2.1%
Masimo Corp.	2.1%
Match Group, Inc.	2.0%
Ciena Corp.	1.9%
Teledyne Technologies, Inc.	1.8%
Raymond James Financial, Inc.	1.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington Mid Cap Portfolio” to “NYLI VP Schroders Mid Cap Opportunities Portfolio.”
Effective August 12, 2024, Schroder Investment Management North America Inc. replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington Mid Cap Portfolio” to “NYLI VP Schroders Mid Cap Opportunities Portfolio.”

Material Fund Change Expenses [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor.
Material Fund Change Strategies [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
Material Fund Change Risks Change [Text Block]	The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
Material Fund Change Adviser [Text Block]
Effective August 12, 2024, Schroder Investment Management North America Inc. replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$115	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115	[19]
Expense Ratio, Percent	1.10%	[19],[20]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Schroder Investment Management North America (“Schroders”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P MidCap 400® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and, to a lesser degree, sector allocation. The performance of the Portfolio relative to the Russell Midcap® Index during the period in which it was subadvised by Schroders was affected primarily by sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Energy	Security selection	Contributed
Utilities	Security selection	Contributed
Industrials	Security selection	Detracted
Information technology	Security selection and an underweight allocation	Detracted
Key Factor	Summary	Impact
Schroders
Information technology	Strong security selection and sector allocation	Contributed
Health care	Security selection	Contributed
Energy	Negative security selection and underweight exposure	Detracted
Industrials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	9.70%	5.56%	5.97%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell Midcap® Index[2]		15.34%	9.92%	9.63%
S&P MidCap 400® Index[3]		13.93%	10.34%	9.68%
Morningstar Mid-Cap Blend Category Average[4]		14.40%	9.80%	8.92%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

3.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

4.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Aug. 12, 2024
Net Assets	$ 688,030,414
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,749,259
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$688,030,414%
Total number of portfolio holdings	67%
Total advisory fees paid	$5,749,259%
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Arthur J. Gallagher & Co.	2.4%
Aramark	2.2%
Assurant, Inc.	2.2%
Rentokil Initial plc, Sponsored ADR	2.2%
Dolby Laboratories, Inc., Class A	2.1%
Masimo Corp.	2.1%
Match Group, Inc.	2.0%
Ciena Corp.	1.9%
Teledyne Technologies, Inc.	1.8%
Raymond James Financial, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	7.2%
IT Services	6.3%
Professional Services	5.2%
Building Products	4.7%
Software	4.4%
Semiconductors & Semiconductor Equipment	4.4%
Capital Markets	3.9%
Hotels, Restaurants & Leisure	3.9%
Health Care Equipment & Supplies	3.7%
Commercial Services & Supplies	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Arthur J. Gallagher & Co.	2.4%
Aramark	2.2%
Assurant, Inc.	2.2%
Rentokil Initial plc, Sponsored ADR	2.2%
Dolby Laboratories, Inc., Class A	2.1%
Masimo Corp.	2.1%
Match Group, Inc.	2.0%
Ciena Corp.	1.9%
Teledyne Technologies, Inc.	1.8%
Raymond James Financial, Inc.	1.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington Mid Cap Portfolio” to “NYLI VP Schroders Mid Cap Opportunities Portfolio.”
Effective August 12, 2024, Schroder Investment Management North America Inc. replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington Mid Cap Portfolio” to “NYLI VP Schroders Mid Cap Opportunities Portfolio.”

Material Fund Change Expenses [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor.
Material Fund Change Strategies [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
Material Fund Change Risks Change [Text Block]	The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.
Material Fund Change Adviser [Text Block]
Effective August 12, 2024, Schroder Investment Management North America Inc. replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisor. The Portfolio added “Sector Risk” to its principal risks in connection with the changes in subadvisor and principal investment strategies.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025802 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.55%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 62	[21]
Expense Ratio, Percent	0.55%	[21]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Dimensional Fund Advisors LP (“DFA”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P 500® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and sector allocation. The performance of the Portfolio relative to the Russell 1000® Index during the period in which it was subadvised by DFA was affected primarily by the Portfolio’s focus on high profitability stocks and emphasis on mid cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Information technology	Strong security selection	Contributed
Health care	Strong security selection	Contributed
Consumer staples	Weak security selection	Detracted
Industrials	Weak security selection	Detracted
Key Factor	Summary	Impact
DFA
Security Selection-Utilities Sector	Security selection within the Utilities sector contributed to relative returns	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	23.86%	12.74%	11.33%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Index[2]		24.51%	14.28%	12.87%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[4]		21.45%	12.89%	11.57%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Aug. 12, 2024
Net Assets	$ 996,622,807
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,212,530
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$996,622,807%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,212,530%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	4.9%
Visa, Inc., Class A	4.5%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.9%
AbbVie, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	11.8%
Financial Services	8.6%
Semiconductors & Semiconductor Equipment	8.4%
Specialty Retail	8.1%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Biotechnology	5.2%
Consumer Staples Distribution & Retail	5.1%
Oil, Gas & Consumable Fuels	3.5%
IT Services	3.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	4.9%
Visa, Inc., Class A	4.5%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.9%
AbbVie, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Oracle Corp.	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington U.S. Equity Portfolio” to “NYLI VP Dimensional U.S. Equity Portfolio.”
Effective August 12, 2024, Dimensional Fund Advisors LP replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington U.S. Equity Portfolio” to “NYLI VP Dimensional U.S. Equity Portfolio.”

Material Fund Change Expenses [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors.
Material Fund Change Strategies [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
Material Fund Change Risks Change [Text Block]	The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
Material Fund Change Adviser [Text Block]
Effective August 12, 2024, Dimensional Fund Advisors LP replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025803 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.80%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 90	[22]
Expense Ratio, Percent	0.80%	[22]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Effective August 12, 2024, the Portfolio replaced its subadvisor, Wellington Management Company LLP (“Wellington”), with Dimensional Fund Advisors LP (“DFA”) and modified its benchmark, investment strategy, and other characteristics. During the 12-month reporting period ended December 31, 2024, the performance of the Portfolio relative to the S&P 500® Index during the period in which it was subadvised by Wellington, the prior subadvisor, was affected primarily by security selection and sector allocation. The performance of the Portfolio relative to the Russell 1000® Index during the period in which it was subadvised by DFA was affected primarily by the Portfolio’s focus on high profitability stocks and emphasis on mid cap stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Wellington
Information technology	Strong security selection	Contributed
Health care	Strong security selection	Contributed
Consumer staples	Weak security selection	Detracted
Industrials	Weak security selection	Detracted
Key Factor	Summary	Impact
DFA
Security Selection-Utilities Sector	Security selection within the Utilities sector contributed to relative returns	Contributed
Profitability	Overweight exposure to large-cap stocks in the highest 35% of market capitalization by profitability	Detracted
Size	Overweight exposure to mid-cap stocks	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	23.56%	12.46%	11.06%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Index[2]		24.51%	14.28%	12.87%
S&P 500® Index[3]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[4]		21.45%	12.89%	11.57%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Aug. 12, 2024
Net Assets	$ 996,622,807
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,212,530
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$996,622,807%
Total number of portfolio holdings	99%
Total advisory fees paid	$5,212,530%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	4.9%
Visa, Inc., Class A	4.5%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.9%
AbbVie, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	11.8%
Financial Services	8.6%
Semiconductors & Semiconductor Equipment	8.4%
Specialty Retail	8.1%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Biotechnology	5.2%
Consumer Staples Distribution & Retail	5.1%
Oil, Gas & Consumable Fuels	3.5%
IT Services	3.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	4.9%
Visa, Inc., Class A	4.5%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.9%
AbbVie, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Oracle Corp.	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington U.S. Equity Portfolio” to “NYLI VP Dimensional U.S. Equity Portfolio.”
Effective August 12, 2024, Dimensional Fund Advisors LP replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products and the replacement of the Portfolio's subadvisor, the Portfolio’s name was changed from “MainStay VP Wellington U.S. Equity Portfolio” to “NYLI VP Dimensional U.S. Equity Portfolio.”

Material Fund Change Expenses [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors.
Material Fund Change Strategies [Text Block]	The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
Material Fund Change Risks Change [Text Block]	The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.
Material Fund Change Adviser [Text Block]
Effective August 12, 2024, Dimensional Fund Advisors LP replaced the Portfolio’s prior subadvisor. The Portfolio changed its name, reduced its management fee and modified the principal investment strategy and investment process in connection with the change in subadvisors. The Portfolio modified its principal risks in connection with the changes in subadvisor and principal investment strategies by removing the “Growth Stock Risk”, modifying the “Portfolio Management Risk” and adding “Derivatives Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025804 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$72	0.69%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 72	[23]
Expense Ratio, Percent	0.69%	[23],[24]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed income side. Among equities, in addition to the factors detailed in the table below, several individual holdings had a material impact, either positive or negative, on relative returns. In fixed income, in addition to the factors detailed in the table below, the Portfolio benefited from overweight exposure to specific subcomponents of the asset-backed securities and commercial mortgage-backed securities sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Materials	Underweight allocation	Contributed
Industrials and consumer staples	Security selection	Detracted
Health care	Overweight allocation	Detracted
Key Factor	Summary	Impact
Fixed Income
Corporate sector	Overweight positions in the financial, industrial and utility subsectors, which particularly benefited from strong results from the banking, communications and electric industries	Contributed
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Duration and yield curve positioning	In one instance, held a duration that was longer than the Index during the first half of the reporting period as interest rates moved higher	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	7.90%	6.72%	5.87%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		3.00%	0.86%	1.71%
Balanced Composite Index[4]		9.86%	5.88%	6.03%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 350,985,492
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,354,884
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$350,985,492%
Total number of portfolio holdings	260%
Total advisory fees paid	$2,354,884%
Portfolio turnover rate	252%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.1%
JPMorgan Chase & Co.	2.8%
iShares Intermediate Government/Credit Bond ETF	2.2%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	1.7%
Vanguard Russell 1000 Value	1.7%
iShares Russell 1000 Value ETF	1.6%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Pfizer, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.1%
U.S. Government & Federal Agencies	16.1%
Corporate Bonds	14.2%
Exchange-Traded Funds	6.5%
Short-Term Investments	2.4%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.1%
JPMorgan Chase & Co.	2.8%
iShares Intermediate Government/Credit Bond ETF	2.2%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	1.7%
Vanguard Russell 1000 Value	1.7%
iShares Russell 1000 Value ETF	1.6%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Pfizer, Inc.	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Balanced Portfolio” to “NYLI VP Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Balanced Portfolio” to “NYLI VP Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025805 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$98	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 98	[25]
Expense Ratio, Percent	0.94%	[25],[26]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed income side. Among equities, in addition to the factors detailed in the table below, several individual holdings had a material impact, either positive or negative, on relative returns. In fixed income, in addition to the factors detailed in the table below, the Portfolio benefited from overweight exposure to specific subcomponents of the asset-backed securities and commercial mortgage-backed securities sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Materials	Underweight allocation	Contributed
Industrials and consumer staples	Security selection	Detracted
Health care	Overweight allocation	Detracted
Key Factor	Summary	Impact
Fixed Income
Corporate sector	Overweight positions in the financial, industrial and utility subsectors, which particularly benefited from strong results from the banking, communications and electric industries	Contributed
Mortgage-backed securities	Overweight positions in both the agency and non-agency subcomponents	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Duration and yield curve positioning	In one instance, held a duration that was longer than the Index during the first half of the reporting period as interest rates moved higher	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	7.63%	6.45%	5.61%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 1000® Value Index[2]		14.37%	8.68%	8.49%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		3.00%	0.86%	1.71%
Balanced Composite Index[4]		9.86%	5.88%	6.03%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 350,985,492
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,354,884
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$350,985,492%
Total number of portfolio holdings	260%
Total advisory fees paid	$2,354,884%
Portfolio turnover rate	252%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.1%
JPMorgan Chase & Co.	2.8%
iShares Intermediate Government/Credit Bond ETF	2.2%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	1.7%
Vanguard Russell 1000 Value	1.7%
iShares Russell 1000 Value ETF	1.6%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Pfizer, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.1%
U.S. Government & Federal Agencies	16.1%
Corporate Bonds	14.2%
Exchange-Traded Funds	6.5%
Short-Term Investments	2.4%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.1%
JPMorgan Chase & Co.	2.8%
iShares Intermediate Government/Credit Bond ETF	2.2%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	1.7%
Vanguard Russell 1000 Value	1.7%
iShares Russell 1000 Value ETF	1.6%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Pfizer, Inc.	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Balanced Portfolio” to “NYLI VP Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Balanced Portfolio” to “NYLI VP Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025806 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio (formerly known as MainStay VP Floating Rate Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$67	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 67	[27]
Expense Ratio, Percent	0.64%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2024, was determined by sector and rating positioning, as well as security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Sector positioning: N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Sector positioning: Chemicals	Overweight positioning, positive security selection	Contributed
Sector positioning: Software	Underweight positioning, positive security selection	Contributed
Sector positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Sector positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Sector positioning: Capital markets	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	8.09%	4.89%	4.53%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar LSTA US Leveraged Loan Index[2]		8.95%	5.86%	5.15%
Morningstar Bank Loan Category Average[3]		8.42%	4.63%	4.10%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,099,086,468
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 5,755,428
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,099,086,468%
Total number of portfolio holdings	535%
Total advisory fees paid	$5,755,428%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.579%, due 6/1/27-7/31/31	1.1%
TransDigm, Inc., 6.829%-7.125%, due 8/24/28-1/19/32	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Medline Borrower LP, 5.25%-6.607%, due 10/23/28-10/1/29	0.8%
McAfee Corp., 7.37%, due 3/1/29	0.8%
AthenaHealth Group, Inc., 7.607%, due 2/15/29	0.7%
Rocket Software, Inc., 8.607%-9.00%, due 11/28/28	0.7%
MH Sub I LLC, 8.607%, due 5/3/28	0.7%
Asurion LLC, 7.721%-9.721%, due 7/30/27-9/19/30	0.6%
White Cap Supply Holdings LLC, 7.607%, due 10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	8.0%
Chemicals, Plastics & Rubber	6.5%
Electronics	6.0%
Services: Business	4.9%
Software	4.6%
Hotels, Motels, Inns & Gaming	3.6%
Healthcare, Education & Childcare	3.5%
Insurance	3.4%
High Tech Industries	3.2%
Automobile	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.579%, due 6/1/27-7/31/31	1.1%
TransDigm, Inc., 6.829%-7.125%, due 8/24/28-1/19/32	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Medline Borrower LP, 5.25%-6.607%, due 10/23/28-10/1/29	0.8%
McAfee Corp., 7.37%, due 3/1/29	0.8%
AthenaHealth Group, Inc., 7.607%, due 2/15/29	0.7%
Rocket Software, Inc., 8.607%-9.00%, due 11/28/28	0.7%
MH Sub I LLC, 8.607%, due 5/3/28	0.7%
Asurion LLC, 7.721%-9.721%, due 7/30/27-9/19/30	0.6%
White Cap Supply Holdings LLC, 7.607%, due 10/19/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Floating Rate Portfolio” to “NYLI VP Floating Rate Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Floating Rate Portfolio” to “NYLI VP Floating Rate Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025807 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio (formerly known as MainStay VP Floating Rate Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 92	[28]
Expense Ratio, Percent	0.89%	[28]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the Morningstar LSTA US Leveraged Loan Index during the 12-month reporting period ended December 31, 2024, was determined by sector and rating positioning, as well as security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Sector positioning: N/A SNP industry	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Sector positioning: Chemicals	Overweight positioning, positive security selection	Contributed
Sector positioning: Software	Underweight positioning, positive security selection	Contributed
Sector positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Sector positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Sector positioning: Capital markets	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	7.82%	4.62%	4.26%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar LSTA US Leveraged Loan Index[2]		8.95%	5.86%	5.15%
Morningstar Bank Loan Category Average[3]		8.42%	4.63%	4.10%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 1,099,086,468
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 5,755,428
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,099,086,468%
Total number of portfolio holdings	535%
Total advisory fees paid	$5,755,428%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.579%, due 6/1/27-7/31/31	1.1%
TransDigm, Inc., 6.829%-7.125%, due 8/24/28-1/19/32	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Medline Borrower LP, 5.25%-6.607%, due 10/23/28-10/1/29	0.8%
McAfee Corp., 7.37%, due 3/1/29	0.8%
AthenaHealth Group, Inc., 7.607%, due 2/15/29	0.7%
Rocket Software, Inc., 8.607%-9.00%, due 11/28/28	0.7%
MH Sub I LLC, 8.607%, due 5/3/28	0.7%
Asurion LLC, 7.721%-9.721%, due 7/30/27-9/19/30	0.6%
White Cap Supply Holdings LLC, 7.607%, due 10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	8.0%
Chemicals, Plastics & Rubber	6.5%
Electronics	6.0%
Services: Business	4.9%
Software	4.6%
Hotels, Motels, Inns & Gaming	3.6%
Healthcare, Education & Childcare	3.5%
Insurance	3.4%
High Tech Industries	3.2%
Automobile	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.579%, due 6/1/27-7/31/31	1.1%
TransDigm, Inc., 6.829%-7.125%, due 8/24/28-1/19/32	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Medline Borrower LP, 5.25%-6.607%, due 10/23/28-10/1/29	0.8%
McAfee Corp., 7.37%, due 3/1/29	0.8%
AthenaHealth Group, Inc., 7.607%, due 2/15/29	0.7%
Rocket Software, Inc., 8.607%-9.00%, due 11/28/28	0.7%
MH Sub I LLC, 8.607%, due 5/3/28	0.7%
Asurion LLC, 7.721%-9.721%, due 7/30/27-9/19/30	0.6%
White Cap Supply Holdings LLC, 7.607%, due 10/19/29	0.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Floating Rate Portfolio” to “NYLI VP Floating Rate Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Floating Rate Portfolio” to “NYLI VP Floating Rate Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025808 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$4	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 4	[29]
Expense Ratio, Percent	0.03%	[29],[30]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	6.51%	4.07%	4.30%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Conservative Allocation Composite Index[4]		8.26%	4.75%	5.40%
Morningstar Moderately Conservative Allocation Category Average[5]		7.88%	4.05%	4.44%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 392,364,846
Holdings Count | Holding	44
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$392,364,846%
Total number of portfolio holdings	44%
Portfolio turnover rate	50%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.6%
Fixed Income Funds	52.4%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Conservative Allocation Portfolio” to “NYLI VP Conservative Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Conservative Allocation Portfolio” to “NYLI VP Conservative Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025809 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 29	[31]
Expense Ratio, Percent	0.28%	[31],[32]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	6.25%	3.81%	4.04%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Conservative Allocation Composite Index[4]		8.26%	4.75%	5.40%
Morningstar Moderately Conservative Allocation Category Average[5]		7.88%	4.05%	4.44%
1.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 392,364,846
Holdings Count | Holding	44
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$392,364,846%
Total number of portfolio holdings	44%
Portfolio turnover rate	50%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	37.6%
Fixed Income Funds	52.4%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Conservative Allocation Portfolio” to “NYLI VP Conservative Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Conservative Allocation Portfolio” to “NYLI VP Conservative Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025810 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$3	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 3	[33]
Expense Ratio, Percent	0.03%	[33],[34]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Size factor	Invested in a total return swap on a "pure" size factor used to hedge the capitalization mismatch between Underlying Fund holdings and the benchmark	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	11.87%	8.37%	7.58%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Equity Allocation Composite Index[4]		19.47%	12.08%	11.14%
Morningstar Aggressive Allocation Category Average[5]		14.13%	8.17%	7.82%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 765,701,245
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$765,701,245%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.8%
Other Assets, Less Liabilities	0.1%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Equity Allocation Portfolio” to “NYLI VP Equity Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Equity Allocation Portfolio” to “NYLI VP Equity Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025811 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 29	[35]
Expense Ratio, Percent	0.28%	[35],[36]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds.	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the artificial intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Size factor	Invested in a total return swap on a "pure" size factor used to hedge the capitalization mismatch between Underlying Fund holdings and the benchmark	Contributor
Underlying Portfolio/Fund performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	11.59%	8.10%	7.31%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Equity Allocation Composite Index[4]		19.47%	12.08%	11.14%
Morningstar Aggressive Allocation Category Average[5]		14.13%	8.17%	7.82%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 765,701,245
Holdings Count | Holding	35
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$765,701,245%
Total number of portfolio holdings	35%
Portfolio turnover rate	17%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	97.1%
Short-Term Investment	2.8%
Other Assets, Less Liabilities	0.1%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Equity Allocation Portfolio” to “NYLI VP Equity Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Equity Allocation Portfolio” to “NYLI VP Equity Allocation Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025812 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$3	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 3	[37]
Expense Ratio, Percent	0.03%	[37],[38]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	8.73%	5.68%	5.57%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Moderate Allocation Composite Index[5]		11.90%	7.24%	7.36%
Morningstar Moderate Allocation Category Average[6]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 707,129,328
Holdings Count | Holding	45
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$707,129,328%
Total number of portfolio holdings	45%
Portfolio turnover rate	36%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	57.9%
Fixed Income Funds	32.3%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Moderate Allocation Portfolio” to “NYLI VP Moderate Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Moderate Allocation Portfolio” to “NYLI VP Moderate Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025813 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 29	[39]
Expense Ratio, Percent	0.28%	[39],[40]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the returns of each Underlying Portfolio/Fund in which the Portfolio invested compared to their respective indices.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	8.46%	5.41%	5.30%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Moderate Allocation Composite Index[5]		11.90%	7.24%	7.36%
Morningstar Moderate Allocation Category Average[6]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 707,129,328
Holdings Count | Holding	45
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$707,129,328%
Total number of portfolio holdings	45%
Portfolio turnover rate	36%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	57.9%
Fixed Income Funds	32.3%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Moderate Allocation Portfolio” to “NYLI VP Moderate Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Moderate Allocation Portfolio” to “NYLI VP Moderate Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025814 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$3	0.02%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 3	[41]
Expense Ratio, Percent	0.02%	[41],[42]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, absolute performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the relative returns produced by the Underlying Portfolios/Funds in which the Portfolio invested.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	10.39%	7.41%	6.80%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Growth Allocation Composite Index[5]		15.64%	9.68%	9.28%
Morningstar Moderately Aggressive Allocation Category Average[6]		12.97%	7.50%	7.24%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 1,079,093,905
Holdings Count | Holding	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,079,093,905%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.9%
Fixed Income Funds	12.1%
Short-Term Investment	9.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP Growth Allocation Portfolio” to “NYLI VP Growth Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP Growth Allocation Portfolio” to “NYLI VP Growth Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025815 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$29	0.27%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 29	[43]
Expense Ratio, Percent	0.27%	[43],[44]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, absolute performance responded positively to strength in U.S. equities. Relative to its benchmark indices and to the internally maintained blend of indices that are taken into consideration when managing the Portfolio, the Portfolio’s performance was determined primarily by the relative returns produced by the Underlying Portfolios/Funds in which the Portfolio invested.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Factor	Summary	Impact
Non-U.S. developed-markets equities	Maintained an explicit tilt away from developed market equities broadly, and Continental Europe in particular, in favor of U.S. and emerging-markets exposure as European markets encountered significant headwinds	Contributor
"AI at a reasonable price"	Identified compelling opportunities in the Artificial Intelligence ("AI") space through a value-oriented lens, targeting companies with substantial AI exposure trading at more attractive valuations than industry leaders	Contributor
Convertible bonds	Benefited from sensitivity to equity price movements, most especially those of small- and mid-cap growth names	Contributor
Underlying Portfolios/Funds performance	Underperformed, in aggregate	Detractor
Thematic plays	Maintained a focus on the nuclear power industry and digital infrastructure	Detractor
Country-specific plays	Invested in both Hong Kong stocks (seeking to capitalize on anticipated supportive policy measures from the Chinese government) and Indian equities (based on the country's position as the world's most populous nation, its impressive economic growth trajectory, and the ruling party's market-friendly reform agenda)	Detractor

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	10.12%	7.14%	6.53%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
MSCI EAFE® Index (Net)[3]		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index[4]		1.25%	(0.33)%	1.35%
Growth Allocation Composite Index[5]		15.64%	9.68%	9.28%
Morningstar Moderately Aggressive Allocation Category Average[6]		12.97%	7.50%	7.24%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 1,079,093,905
Holdings Count | Holding	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,079,093,905%
Total number of portfolio holdings	45%
Portfolio turnover rate	22%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.9%
Fixed Income Funds	12.1%
Short-Term Investment	9.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP Growth Allocation Portfolio” to “NYLI VP Growth Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP Growth Allocation Portfolio” to “NYLI VP Growth Allocation Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025816 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$13	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13	[45]
Expense Ratio, Percent	0.12%	[45],[46]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Information Technology Sector	Among the top industries by contribution	Contributed
S&P 500® Financials Sector	Among the top industries by contribution	Contributed
S&P 500® Communication Services Sector	Among the top industries by contribution	Contributed
S&P 500® Materials Sector	Among the worst industries by contribution	Detracted
S&P 500® Real Estate Sector	Among the worst industries by contribution	Detracted
S&P 500® Energy Sector	Among the worst industries by contribution	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	24.83%	14.38%	12.90%
S&P 500® Index[1]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[2]		21.45%	12.89%	11.57%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,753,142,637
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,772,412
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$4,753,142,637%
Total number of portfolio holdings	508%
Total advisory fees paid	$3,772,412%
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.5%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP S&P 500 Index Portfolio” to “NYLI VP S&P 500 Index Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP S&P 500 Index Portfolio” to “NYLI VP S&P 500 Index Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025817 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42	[47]
Expense Ratio, Percent	0.37%	[47],[48]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Although the Portfolio seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Portfolio’s relative performance will typically lag that of the Index because the Portfolio incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Information Technology Sector	Among the top industries by contribution	Contributed
S&P 500® Financials Sector	Among the top industries by contribution	Contributed
S&P 500® Communication Services Sector	Among the top industries by contribution	Contributed
S&P 500® Materials Sector	Among the worst industries by contribution	Detracted
S&P 500® Real Estate Sector	Among the worst industries by contribution	Detracted
S&P 500® Energy Sector	Among the worst industries by contribution	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	24.52%	14.10%	12.62%
S&P 500® Index[1]		25.02%	14.53%	13.10%
Morningstar Large Blend Category Average[2]		21.45%	12.89%	11.57%
1.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,753,142,637
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,772,412
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$4,753,142,637%
Total number of portfolio holdings	508%
Total advisory fees paid	$3,772,412%
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.5%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP S&P 500 Index Portfolio” to “NYLI VP S&P 500 Index Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP S&P 500 Index Portfolio” to “NYLI VP S&P 500 Index Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025818 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$66	0.62%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 66	[49]
Expense Ratio, Percent	0.62%	[49]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. mega-cap technology cohort, the Magnificent 7, a group to which the Portfolio held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer Staples	Security selection among tobacco and retailer companies	Contributed
Energy	Security selection among midstream energy companies	Contributed
Communication Services	Underweight exposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Consumer Discretionary	Security selection and underweight allocation to the sector, and lack of exposure to Amazon and Tesla	Detracted
Key Factor	Summary	Impact
Fixed Income
Mortgage credit	Overweight exposure to credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
US Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	11.65%	4.86%	5.35%
MSCI World Index (Net)[1]		18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Bond Index[2]		1.25%	(0.33)%	1.35%
Blended Benchmark Index[3]		11.45%	6.72%	6.67%
Morningstar Global Allocation Category Average[4]		7.57%	4.43%	4.55%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
The Morningstar Global Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 513,008,161
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 2,992,327
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$513,008,161%
Total number of portfolio holdings	585%
Total advisory fees paid	$2,992,327%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.808%, due 4/20/48-2/16/66	3.3%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	3.0%
FHLMC STACR REMIC Trust, 7.569%-11.669%, due 8/25/33-1/25/51	2.8%
Broadcom, Inc.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
UMBS Pool, 30 Year, 3.00%-6.00%, due 7/1/50-3/1/54	1.2%
Cisco Systems, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Bank of America Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.9%
Mortgage-Backed Securities	13.7%
Corporate Bonds	12.5%
U.S. Government & Federal Agencies	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	2.3%
Foreign Government Bonds	1.7%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.808%, due 4/20/48-2/16/66	3.3%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	3.0%
FHLMC STACR REMIC Trust, 7.569%-11.669%, due 8/25/33-1/25/51	2.8%
Broadcom, Inc.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
UMBS Pool, 30 Year, 3.00%-6.00%, due 7/1/50-3/1/54	1.2%
Cisco Systems, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Bank of America Corp.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Income Builder Portfolio” to “NYLI VP Income Builder Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Income Builder Portfolio” to “NYLI VP Income Builder Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025819 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.87%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 92	[50]
Expense Ratio, Percent	0.87%	[50]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s performance during the 12-month period ended December 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. mega-cap technology cohort, the Magnificent 7, a group to which the Portfolio held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Consumer Staples	Security selection among tobacco and retailer companies	Contributed
Energy	Security selection among midstream energy companies	Contributed
Communication Services	Underweight exposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Consumer Discretionary	Security selection and underweight allocation to the sector, and lack of exposure to Amazon and Tesla	Detracted
Key Factor	Summary	Impact
Fixed Income
Mortgage credit	Overweight exposure to credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
US Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	11.37%	4.60%	5.09%
MSCI World Index (Net)[1]		18.67%	11.17%	9.95%
Bloomberg U.S. Aggregate Bond Index[2]		1.25%	(0.33)%	1.35%
Blended Benchmark Index[3]		11.45%	6.72%	6.67%
Morningstar Global Allocation Category Average[4]		7.57%	4.43%	4.55%
1.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
4.
The Morningstar Global Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 513,008,161
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 2,992,327
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$513,008,161%
Total number of portfolio holdings	585%
Total advisory fees paid	$2,992,327%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.808%, due 4/20/48-2/16/66	3.3%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	3.0%
FHLMC STACR REMIC Trust, 7.569%-11.669%, due 8/25/33-1/25/51	2.8%
Broadcom, Inc.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
UMBS Pool, 30 Year, 3.00%-6.00%, due 7/1/50-3/1/54	1.2%
Cisco Systems, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Bank of America Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.9%
Mortgage-Backed Securities	13.7%
Corporate Bonds	12.5%
U.S. Government & Federal Agencies	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	2.3%
Foreign Government Bonds	1.7%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.808%, due 4/20/48-2/16/66	3.3%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	3.0%
FHLMC STACR REMIC Trust, 7.569%-11.669%, due 8/25/33-1/25/51	2.8%
Broadcom, Inc.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
UMBS Pool, 30 Year, 3.00%-6.00%, due 7/1/50-3/1/54	1.2%
Cisco Systems, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Bank of America Corp.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Income Builder Portfolio” to “NYLI VP Income Builder Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Portfolio. Effective on or about December 31, 2024, Mr. Welhoelter and Mr. Tobin retired from the Subadvisor, and no longer serve as a portfolio manager of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Income Builder Portfolio” to “NYLI VP Income Builder Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
The Portfolio modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025820 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 54	[51]
Expense Ratio, Percent	0.54%	[51]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, interest rates moved higher, and the curve steepened. The two-year part of the curve moved 26 basis points (“bps”) higher while the ten-year part of the curve moved 69 bps higher. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, commercial mortgage-backed securities (“CMBS”) was the best performing sector, producing 280 bps of excess return, while high-grade credit produced 223 bps of excess return, outperforming both asset-backed securities (“ABS”) (153 bps) and mortgage-backed securities (“MBS”) (37 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Corporate sector	Overweight exposure to financials, industrials and utilities, with top-performing industries including banking, communications and electric	Contributed
MBS	Security selection, particularly within the whole loan collateralized mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index, with one instance during the first half of the period during which the Portfolio’s duration was longer than that of the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	1.84%	(0.42)%	1.32%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar Intermediate Core Bond Category Average[2]		1.68%	(0.20)%	1.30%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 598,483,271
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,967,714
Investment Company Portfolio Turnover	351.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$598,483,271%
Total number of portfolio holdings	359%
Total advisory fees paid	$2,967,714%
Portfolio turnover rate	351%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.9%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-10/1/53	6.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-9/1/54	5.3%
GNMA, 0.706%-6.00%, due 2/20/51-6/16/63	2.6%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-11/15/54	2.5%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/55	2.4%
UMBS, Single Family, 30 Year, 2.00%-4.00%, due 1/25/55	2.0%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.8%
JPMorgan Chase & Co., 2.005%-5.581%, due 3/13/26-4/22/30	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-10/25/35	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	43.4%
U.S. Government & Federal Agencies	39.0%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	7.0%
Short-Term Investment	1.0%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.9%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-10/1/53	6.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-9/1/54	5.3%
GNMA, 0.706%-6.00%, due 2/20/51-6/16/63	2.6%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-11/15/54	2.5%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/55	2.4%
UMBS, Single Family, 30 Year, 2.00%-4.00%, due 1/25/55	2.0%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.8%
JPMorgan Chase & Co., 2.005%-5.581%, due 3/13/26-4/22/30	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-10/25/35	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Bond Portfolio” to “NYLI VP Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Bond Portfolio” to “NYLI VP Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025821 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 79	[52]
Expense Ratio, Percent	0.79%	[52]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, interest rates moved higher, and the curve steepened. The two-year part of the curve moved 26 basis points (“bps”) higher while the ten-year part of the curve moved 69 bps higher. Within the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, commercial mortgage-backed securities (“CMBS”) was the best performing sector, producing 280 bps of excess return, while high-grade credit produced 223 bps of excess return, outperforming both asset-backed securities (“ABS”) (153 bps) and mortgage-backed securities (“MBS”) (37 bps).
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Corporate sector	Overweight exposure to financials, industrials and utilities, with top-performing industries including banking, communications and electric	Contributed
MBS	Security selection, particularly within the whole loan collateralized mortgage obligation subcomponent	Contributed
ABS	Within the floating-rate portion of the ABS sector, overweight exposure to the AAA and AA collateralized loan obligation subcomponent	Contributed
CMBS	Overweight positions in both the agency and non-agency subcomponents	Contributed
Treasury sector	Underweight exposure	Detracted
Duration + curve	Maintained a duration relatively close to that of the Index, with one instance during the first half of the period during which the Portfolio’s duration was longer than that of the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	1.59%	(0.67)%	1.06%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Morningstar Intermediate Core Bond Category Average[2]		1.68%	(0.20)%	1.30%
1.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 598,483,271
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,967,714
Investment Company Portfolio Turnover	351.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$598,483,271%
Total number of portfolio holdings	359%
Total advisory fees paid	$2,967,714%
Portfolio turnover rate	351%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.9%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-10/1/53	6.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-9/1/54	5.3%
GNMA, 0.706%-6.00%, due 2/20/51-6/16/63	2.6%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-11/15/54	2.5%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/55	2.4%
UMBS, Single Family, 30 Year, 2.00%-4.00%, due 1/25/55	2.0%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.8%
JPMorgan Chase & Co., 2.005%-5.581%, due 3/13/26-4/22/30	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-10/25/35	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	43.4%
U.S. Government & Federal Agencies	39.0%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	7.0%
Short-Term Investment	1.0%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-4.50%, due 6/30/25-11/15/34	16.9%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-10/1/53	6.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-9/1/54	5.3%
GNMA, 0.706%-6.00%, due 2/20/51-6/16/63	2.6%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-11/15/54	2.5%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-1/15/55	2.4%
UMBS, Single Family, 30 Year, 2.00%-4.00%, due 1/25/55	2.0%
GNMA II, 30 Year, 2.00%-4.50%, due 3/20/51-9/20/52	1.8%
JPMorgan Chase & Co., 2.005%-5.581%, due 3/13/26-4/22/30	1.6%
Bank of America Corp., 1.734%-5.518%, due 7/22/27-10/25/35	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Bond Portfolio” to “NYLI VP Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Bond Portfolio” to “NYLI VP Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025822 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$57	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 57	[53]
Expense Ratio, Percent	0.57%	[53]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by security selection. An overweight allocation to bonds maturing within 5 years, as well as overweight exposure to lower coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to the front end of the curve, as the short end of the curve outperformed the long end	Contributed
Coupon	Overweight allocation to 1%+ bonds, boosted by security selection	Contributed
Sector	Overweight allocation to water & sewer names, driven by security selection	Contributed
Credit rating	Underweight allocation to AA-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the state of California	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	1.03%	(0.55)%	0.62%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		3.52%	1.05%	2.60%
Bloomberg U.S. Government Bond Index[3]		0.62%	(0.63)%	0.85%
Morningstar Intermediate Core Bond Category Average[4]		1.68%	(0.20)%	1.30%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Material Change Date	May 01, 2024
Net Assets	$ 241,213,402
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 1,071,376
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$241,213,402%
Total number of portfolio holdings	133%
Total advisory fees paid	$1,071,376%
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.0%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
City of Los Angeles, 2.15%-5.50%, due 9/1/32-5/15/38	2.0%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-7/1/35	2.0%
State of Hawaii, 1.695%-4.736%, due 8/1/32-10/1/35	1.9%
City of New York, 1.923%-5.114%, due 8/1/31-10/1/54	1.9%
University of California, 1.614%-3.931%, due 5/15/30-5/15/45	1.9%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	83.2%
Corporate Bonds	11.4%
Short-Term Investments	3.6%
Other Assets, Less Liabilities	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.0%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
City of Los Angeles, 2.15%-5.50%, due 9/1/32-5/15/38	2.0%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-7/1/35	2.0%
State of Hawaii, 1.695%-4.736%, due 8/1/32-10/1/35	1.9%
City of New York, 1.923%-5.114%, due 8/1/31-10/1/54	1.9%
University of California, 1.614%-3.931%, due 5/15/30-5/15/45	1.9%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay U.S. Infrastructure Bond Portfolio” to “NYLI VP MacKay U.S. Infrastructure Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay U.S. Infrastructure Bond Portfolio” to “NYLI VP MacKay U.S. Infrastructure Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.

Material Fund Change Risks Change [Text Block]
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025823 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 82	[54]
Expense Ratio, Percent	0.82%	[54]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Portfolio’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by security selection. An overweight allocation to bonds maturing within 5 years, as well as overweight exposure to lower coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to the front end of the curve, as the short end of the curve outperformed the long end	Contributed
Coupon	Overweight allocation to 1%+ bonds, boosted by security selection	Contributed
Sector	Overweight allocation to water & sewer names, driven by security selection	Contributed
Credit rating	Underweight allocation to AA-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the state of California	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	0.78%	(0.79)%	0.37%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		3.52%	1.05%	2.60%
Bloomberg U.S. Government Bond Index[3]		0.62%	(0.63)%	0.85%
Morningstar Intermediate Core Bond Category Average[4]		1.68%	(0.20)%	1.30%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Material Change Date	May 01, 2024
Net Assets	$ 241,213,402
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 1,071,376
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$241,213,402%
Total number of portfolio holdings	133%
Total advisory fees paid	$1,071,376%
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.0%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
City of Los Angeles, 2.15%-5.50%, due 9/1/32-5/15/38	2.0%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-7/1/35	2.0%
State of Hawaii, 1.695%-4.736%, due 8/1/32-10/1/35	1.9%
City of New York, 1.923%-5.114%, due 8/1/31-10/1/54	1.9%
University of California, 1.614%-3.931%, due 5/15/30-5/15/45	1.9%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	83.2%
Corporate Bonds	11.4%
Short-Term Investments	3.6%
Other Assets, Less Liabilities	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.0%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
City of Los Angeles, 2.15%-5.50%, due 9/1/32-5/15/38	2.0%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-7/1/35	2.0%
State of Hawaii, 1.695%-4.736%, due 8/1/32-10/1/35	1.9%
City of New York, 1.923%-5.114%, due 8/1/31-10/1/54	1.9%
University of California, 1.614%-3.931%, due 5/15/30-5/15/45	1.9%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay U.S. Infrastructure Bond Portfolio” to “NYLI VP MacKay U.S. Infrastructure Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay U.S. Infrastructure Bond Portfolio” to “NYLI VP MacKay U.S. Infrastructure Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.

Material Fund Change Risks Change [Text Block]
Effective May 1, 2024, the Portfolio changed its name and modified its principal investment strategies and investment process to reflect that the Portfolio will invest in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. The Portfolio modified its principal risks in connection with the change in principal investment strategies by removing the “Mortgage Dollar Roll Transaction Risk,” “Mortgage Pass-Through Securities Risk” and “TBA Securities Risk,” modifying the “Debt Securities Risk,” “Derivatives Risk,” and “Portfolio Management Risk” to reflect the updated principal investment strategies and adding “Infrastructure Investment Risk”, “Municipal Bond Risk”, “Municipal Bond Focus Risk” and Private Placement and Restricted Securities Risk”.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025824 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP U.S. Government Money Market Portfolio (formerly known as MainStay VP U.S. Government Money Market Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 29	[55]
Expense Ratio, Percent	0.28%	[55],[56]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, interest rates in the front end of the curve moved lower as the U.S. Federal Reserve cut interest rates by 100 basis points. The 1-month part of the curve moved 113 basis points lower while the six-month part of the curve moved 98 basis points lower. Performance relative to the Average Lipper Variable Products U.S. Government Money Market Portfolio was affected by positions in asset classes not included in the benchmark, including U.S. agency discount notes and tri-party repo, along with other allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Treasury Bills	Underweight exposure	Contributed
U.S. Agency Discount Notes	Overweight positions in Federal Agricultural Mortgage Corp. and Federal Farm Credit Banks Funding Corp.	Contributed
Tri-party Repo	Overweight position in the tri-party repo sector, including Royal Bank of Canada, Toronto-Dominion Bank, Bank of America Securities and Bank of Montreal	Contributed
Duration + Curve	Maintained a duration slightly shorter than that of the benchmark, looking to mitigate duration risk with yields still attractive in the very front end of the interest rate curve	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	5.02%	2.25%	1.48%
Average Lipper Variable Products U.S. Government Money Market Portfolio[1]		4.84%	2.18%	1.44%
Morningstar Prime Money Market Category Average[2]		4.93%	2.29%	1.59%
1.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

2.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 830,009,717
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,100,698
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$830,009,717
Total number of portfolio holdings	20
Total advisory fees paid	$2,100,698

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	41.9%
Government Agency Debt	35.2%
Treasury Repurchase Agreements	22.9%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP U.S. Government Money Market Portfolio” to “NYLI VP U.S. Government Money Market Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP U.S. Government Money Market Portfolio” to “NYLI VP U.S. Government Money Market Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$60	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 60	[57]
Expense Ratio, Percent	0.58%	[57]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected, in large part, by underweight allocations to CCC-rated and distressed issuers, which significantly outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Basic industry	Credit selection and overweight allocation, with chemicals manufacturer Innophos Holdings a top performer	Contributed
Consumer goods	Credit selection, with United Natural Foods, a distributor of health and specialty foods, a top performer	Contributed
Utilities	Credit Selection, with power producer GenOn a top performer	Contributed
Health care	Credit selection, including lack of exposure to Community Health and underweight exposure to Bausch Health, both strong performers	Detracted
Telecommunications	Credit selection and underweight exposure, including lack of exposure to Lumen Technologies, an outperformer	Detracted
Retail	Credit selection, including lack of exposure to auto dealer Carvana, which outperformed, and overweight exposure to YUM! brands, which underperformed	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	7.12%	4.15%	5.27%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield Constrained Index[2]		8.20%	4.03%	5.08%
Morningstar High Yield Bond Category Average[3]		7.63%	3.72%	4.33%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 2,697,354,544
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 14,935,289
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,697,354,544%
Total number of portfolio holdings	580%
Total advisory fees paid	$14,935,289%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Sprint Capital Corp., 6.875%, due 11/15/28	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	6.5%
Common Stocks	0.8%
Convertible Bonds	0.7%
Preferred Stock	0.4%
Other Assets, Less Liabilities	5.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Sprint Capital Corp., 6.875%, due 11/15/28	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay High Yield Corporate Bond Portfolio” to “NYLI VP MacKay High Yield Corporate Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay High Yield Corporate Bond Portfolio” to “NYLI VP MacKay High Yield Corporate Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 86	[58]
Expense Ratio, Percent	0.83%	[58]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected, in large part, by underweight allocations to CCC-rated and distressed issuers, which significantly outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Basic industry	Credit selection and overweight allocation, with chemicals manufacturer Innophos Holdings a top performer	Contributed
Consumer goods	Credit selection, with United Natural Foods, a distributor of health and specialty foods, a top performer	Contributed
Utilities	Credit Selection, with power producer GenOn a top performer	Contributed
Health care	Credit selection, including lack of exposure to Community Health and underweight exposure to Bausch Health, both strong performers	Detracted
Telecommunications	Credit selection and underweight exposure, including lack of exposure to Lumen Technologies, an outperformer	Detracted
Retail	Credit selection, including lack of exposure to auto dealer Carvana, which outperformed, and overweight exposure to YUM! brands, which underperformed	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.85%	3.89%	5.01%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield Constrained Index[2]		8.20%	4.03%	5.08%
Morningstar High Yield Bond Category Average[3]		7.63%	3.72%	4.33%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 2,697,354,544
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 14,935,289
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,697,354,544%
Total number of portfolio holdings	580%
Total advisory fees paid	$14,935,289%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Sprint Capital Corp., 6.875%, due 11/15/28	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	6.5%
Common Stocks	0.8%
Convertible Bonds	0.7%
Preferred Stock	0.4%
Other Assets, Less Liabilities	5.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Sprint Capital Corp., 6.875%, due 11/15/28	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay High Yield Corporate Bond Portfolio” to “NYLI VP MacKay High Yield Corporate Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay High Yield Corporate Bond Portfolio” to “NYLI VP MacKay High Yield Corporate Bond Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025828 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 87	[59]
Expense Ratio, Percent	0.85%	[59]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by stock selection and allocation effects. Positive security selection in the information technology sector, along with positive allocation and selection effects in the materials sector, were offset by negative security selection in industrials, as well as negative sector allocation and security selection effects in consumer staples.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Materials	Security selection and underweight sector allocation	Contributed
Consumer discretionary	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection and overweight sector allocation	Detracted
Financials	Underweight sector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	4.51%	1.69%	4.85%
MSCI EAFE® Index (Net)[1]		3.82%	4.73%	5.20%
MSCI ACWI® ex USA Index (Net)[2]		5.53%	4.10%	4.80%
Morningstar Foreign Large Growth Category Average[3]		5.18%	4.11%	5.80%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 434,457,691
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,658,391
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$434,457,691%
Total number of portfolio holdings	36%
Total advisory fees paid	$3,658,391%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.4%
London Stock Exchange Group plc	6.0%
Novo Nordisk A/S, Class B	5.0%
InterContinental Hotels Group plc	4.8%
EssilorLuxottica SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
SAP SE	4.2%
ASML Holding NV	4.0%
Keyence Corp.	3.9%
Nestle SA (Registered)	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	24.6%
France	16.1%
United States	13.1%
Taiwan	8.4%
Switzerland	8.2%
Japan	6.5%
Germany	5.7%
Denmark	5.0%
Netherlands	4.0%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.4%
London Stock Exchange Group plc	6.0%
Novo Nordisk A/S, Class B	5.0%
InterContinental Hotels Group plc	4.8%
EssilorLuxottica SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
SAP SE	4.2%
ASML Holding NV	4.0%
Keyence Corp.	3.9%
Nestle SA (Registered)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP PineStone International Equity Portfolio” to “NYLI VP PineStone International Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP PineStone International Equity Portfolio” to “NYLI VP PineStone International Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000025829 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 113	[60]
Expense Ratio, Percent	1.10%	[60]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by stock selection and allocation effects. Positive security selection in the information technology sector, along with positive allocation and selection effects in the materials sector, were offset by negative security selection in industrials, as well as negative sector allocation and security selection effects in consumer staples.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Materials	Security selection and underweight sector allocation	Contributed
Consumer discretionary	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection and overweight sector allocation	Detracted
Financials	Underweight sector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	4.25%	1.43%	4.59%
MSCI EAFE® Index (Net)[1]		3.82%	4.73%	5.20%
MSCI ACWI® ex USA Index (Net)[2]		5.53%	4.10%	4.80%
Morningstar Foreign Large Growth Category Average[3]		5.18%	4.11%	5.80%
1.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 434,457,691
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,658,391
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$434,457,691%
Total number of portfolio holdings	36%
Total advisory fees paid	$3,658,391%
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.4%
London Stock Exchange Group plc	6.0%
Novo Nordisk A/S, Class B	5.0%
InterContinental Hotels Group plc	4.8%
EssilorLuxottica SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
SAP SE	4.2%
ASML Holding NV	4.0%
Keyence Corp.	3.9%
Nestle SA (Registered)	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	24.6%
France	16.1%
United States	13.1%
Taiwan	8.4%
Switzerland	8.2%
Japan	6.5%
Germany	5.7%
Denmark	5.0%
Netherlands	4.0%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.4%
London Stock Exchange Group plc	6.0%
Novo Nordisk A/S, Class B	5.0%
InterContinental Hotels Group plc	4.8%
EssilorLuxottica SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
SAP SE	4.2%
ASML Holding NV	4.0%
Keyence Corp.	3.9%
Nestle SA (Registered)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP PineStone International Equity Portfolio” to “NYLI VP PineStone International Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP PineStone International Equity Portfolio” to “NYLI VP PineStone International Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000099347 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio (formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 65	[61]
Expense Ratio, Percent	0.63%	[61]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the fixed-income markets generally delivered positive absolute returns even after heightened volatility in the fourth quarter as interest rates rose and the yield curve steepened. The Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	7.15%	3.45%	3.26%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.47%	2.59%	1.96%
Morningstar Multisector Bond Category Average[3]		5.96%	2.24%	3.11%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 609,901,042
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 3,808,310
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$609,901,042%
Total number of portfolio holdings	474%
Total advisory fees paid	$3,808,310%
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 10/15/27-11/15/34	7.1%
GNMA, (zero coupon)-3.50%, due 9/20/49-2/16/66	5.2%
United Kingdom Gilt, 4.125%, due 7/22/29	2.5%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.2%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.5%
Connecticut Avenue Securities Trust, 8.333%-11.433%, due 2/25/40	1.2%
FNMA, (zero coupon)-3.50%, due 4/25/46-11/25/53	1.1%
Ford Motor Credit Co. LLC, 2.30%-6.95%, due 2/10/25-5/12/28	1.0%
FHLMC STACR REMIC Trust, 7.569%-9.569%, due 8/25/33	0.9%
Ally Financial, Inc., 5.75%-8.00%, due 11/20/25-11/1/31	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	35.9%
Corporate Bonds	34.0%
Asset-Backed Securities	13.9%
U.S. Government & Federal Agencies	7.1%
Foreign Government Bonds	6.7%
Loan Assignments	1.3%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 10/15/27-11/15/34	7.1%
GNMA, (zero coupon)-3.50%, due 9/20/49-2/16/66	5.2%
United Kingdom Gilt, 4.125%, due 7/22/29	2.5%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.2%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.5%
Connecticut Avenue Securities Trust, 8.333%-11.433%, due 2/25/40	1.2%
FNMA, (zero coupon)-3.50%, due 4/25/46-11/25/53	1.1%
Ford Motor Credit Co. LLC, 2.30%-6.95%, due 2/10/25-5/12/28	1.0%
FHLMC STACR REMIC Trust, 7.569%-9.569%, due 8/25/33	0.9%
Ally Financial, Inc., 5.75%-8.00%, due 11/20/25-11/1/31	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Strategic Bond Portfolio” to “NYLI VP MacKay Strategic Bond Portfolio .” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Strategic Bond Portfolio” to “NYLI VP MacKay Strategic Bond Portfolio .” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000099348 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio (formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 91	[62]
Expense Ratio, Percent	0.88%	[62]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the fixed-income markets generally delivered positive absolute returns even after heightened volatility in the fourth quarter as interest rates rose and the yield curve steepened. The Portfolio’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	6.88%	3.20%	3.00%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.47%	2.59%	1.96%
Morningstar Multisector Bond Category Average[3]		5.96%	2.24%	3.11%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 609,901,042
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 3,808,310
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$609,901,042%
Total number of portfolio holdings	474%
Total advisory fees paid	$3,808,310%
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 10/15/27-11/15/34	7.1%
GNMA, (zero coupon)-3.50%, due 9/20/49-2/16/66	5.2%
United Kingdom Gilt, 4.125%, due 7/22/29	2.5%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.2%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.5%
Connecticut Avenue Securities Trust, 8.333%-11.433%, due 2/25/40	1.2%
FNMA, (zero coupon)-3.50%, due 4/25/46-11/25/53	1.1%
Ford Motor Credit Co. LLC, 2.30%-6.95%, due 2/10/25-5/12/28	1.0%
FHLMC STACR REMIC Trust, 7.569%-9.569%, due 8/25/33	0.9%
Ally Financial, Inc., 5.75%-8.00%, due 11/20/25-11/1/31	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	35.9%
Corporate Bonds	34.0%
Asset-Backed Securities	13.9%
U.S. Government & Federal Agencies	7.1%
Foreign Government Bonds	6.7%
Loan Assignments	1.3%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 10/15/27-11/15/34	7.1%
GNMA, (zero coupon)-3.50%, due 9/20/49-2/16/66	5.2%
United Kingdom Gilt, 4.125%, due 7/22/29	2.5%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.2%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.5%
Connecticut Avenue Securities Trust, 8.333%-11.433%, due 2/25/40	1.2%
FNMA, (zero coupon)-3.50%, due 4/25/46-11/25/53	1.1%
Ford Motor Credit Co. LLC, 2.30%-6.95%, due 2/10/25-5/12/28	1.0%
FHLMC STACR REMIC Trust, 7.569%-9.569%, due 8/25/33	0.9%
Ally Financial, Inc., 5.75%-8.00%, due 11/20/25-11/1/31	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Strategic Bond Portfolio” to “NYLI VP MacKay Strategic Bond Portfolio .” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP MacKay Strategic Bond Portfolio” to “NYLI VP MacKay Strategic Bond Portfolio .” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104621 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$123	1.16%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 123	[63]
Expense Ratio, Percent	1.16%	[63]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. The Portfolio’s outperformance also benefited from the investment team’s thematic approach, picking related companies with promising long-term potential.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
India	Benefited from growing consumption, upgrading infrastructure and a more important presence in global supply chain	Contributed
Argentina energy	Benefited from the country's improving macro environment, with top holdings including YPF SA (energy), which enjoyed restructuring success, and Banco Macro SA (financial), which rose on positive fiscal policies	Contributed
Korea	Benefited from several investment themes, including artificial intelligence and Korea's Value-Up program (the government's initiative to improve corporate governance)	Contributed
China consumer	Supported by the government's stimulus and companies' efforts to expand globally	Contributed
Mexico	Impacted by concerns over the newly elected leftist government	Detracted
China health care	Underperformed on lower-than-expected earnings, prompting the sale of related positions	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	12.64%	1.19%	2.58%
MSCI Emerging Markets Index (Net)[1]		7.50%	1.70%	3.64%
Morningstar Diversified Emerging Markets Category Average[2]		6.04%	2.26%	3.55%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 205,985,734
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,160,115
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$205,985,734%
Total number of portfolio holdings	112%
Total advisory fees paid	$2,160,115%
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.4%
Samsung Electronics Co. Ltd., 0.00-1.88%	2.2%
ICICI Bank Ltd.	2.0%
Xiaomi Corp., Class B	1.9%
HDFC Bank Ltd.	1.8%
Al Rajhi Bank	1.7%
Meituan	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%
* Excluding short-term investments
Top Countries
China	29.6%
India	20.1%
Taiwan	19.2%
Republic of Korea	8.1%
South Africa	4.9%
Saudi Arabia	3.2%
Brazil	3.0%
Argentina	2.3%
Mexico	1.1%
Thailand	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.4%
Samsung Electronics Co. Ltd., 0.00-1.88%	2.2%
ICICI Bank Ltd.	2.0%
Xiaomi Corp., Class B	1.9%
HDFC Bank Ltd.	1.8%
Al Rajhi Bank	1.7%
Meituan	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Candriam Emerging Markets Equity Portfolio” to “NYLI VP Candriam Emerging Markets Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Candriam Emerging Markets Equity Portfolio” to “NYLI VP Candriam Emerging Markets Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104622 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$150	1.41%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 150	[64]
Expense Ratio, Percent	1.41%	[64]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. The Portfolio’s outperformance also benefited from the investment team’s thematic approach, picking related companies with promising long-term potential.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
India	Benefited from growing consumption, upgrading infrastructure and a more important presence in global supply chain	Contributed
Argentina energy	Benefited from the country's improving macro environment, with top holdings including YPF SA (energy), which enjoyed restructuring success, and Banco Macro SA (financial), which rose on positive fiscal policies	Contributed
Korea	Benefited from several investment themes, including artificial intelligence and Korea's Value-Up program (the government's initiative to improve corporate governance)	Contributed
China consumer	Supported by the government's stimulus and companies' efforts to expand globally	Contributed
Mexico	Impacted by concerns over the newly elected leftist government	Detracted
China health care	Underperformed on lower-than-expected earnings, prompting the sale of related positions	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	12.35%	0.93%	2.32%
MSCI Emerging Markets Index (Net)[1]		7.50%	1.70%	3.64%
Morningstar Diversified Emerging Markets Category Average[2]		6.04%	2.26%	3.55%
1.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 205,985,734
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,160,115
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$205,985,734%
Total number of portfolio holdings	112%
Total advisory fees paid	$2,160,115%
Portfolio turnover rate	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.4%
Samsung Electronics Co. Ltd., 0.00-1.88%	2.2%
ICICI Bank Ltd.	2.0%
Xiaomi Corp., Class B	1.9%
HDFC Bank Ltd.	1.8%
Al Rajhi Bank	1.7%
Meituan	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%
* Excluding short-term investments
Top Countries
China	29.6%
India	20.1%
Taiwan	19.2%
Republic of Korea	8.1%
South Africa	4.9%
Saudi Arabia	3.2%
Brazil	3.0%
Argentina	2.3%
Mexico	1.1%
Thailand	1.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.4%
Samsung Electronics Co. Ltd., 0.00-1.88%	2.2%
ICICI Bank Ltd.	2.0%
Xiaomi Corp., Class B	1.9%
HDFC Bank Ltd.	1.8%
Al Rajhi Bank	1.7%
Meituan	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Candriam Emerging Markets Equity Portfolio” to “NYLI VP Candriam Emerging Markets Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Candriam Emerging Markets Equity Portfolio” to “NYLI VP Candriam Emerging Markets Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104623 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$89	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 89	[65]
Expense Ratio, Percent	0.85%	[65],[66]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, separate portions of the Portfolio were subadvised by Segall Bryant & Hamill, LLC (“SBH”) and Brown Advisory LLC (“Brown Advisory”). Relative to the Russell 2000® Growth Index, the performance of the portion of the Portfolio subadvised by SBH was driven primarily by security selection, with sector allocation a secondary factor. The relative performance of the portion of the Portfolio subadvised by Brown Advisory was determined by a variety of factors, including investor enthusiasm for artificial intelligence and cryptocurrencies, and stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
SBH
Financials	Strong stock selection, particularly with a number of securities operating in the capital markets industry	Contributed
Health care	Performance tailwinds from stock selection, including top contributors Natera, Inc. and Glaukos Corp, plus favorable sector allocation, primarily due to underweight biotechnology exposure	Contributed
Information technology sector	Security selection in the software and services industries (Sprout Social, Inc. and Endava plc), plus lack of exposure to Super Micro Computer, Inc.	Detracted
Materials	Negative stock selection	Detracted
Key Factor	Summary	Impact
Brown Advisory
Low-quality "risk-on" rally	Maintained a quality bias, which underperformed during the low-quality "risk-on" rally that occurred at the end of 2023 and continued into the early portion of 2024	Detracted
Information technology	Negative stock selection, with underweight exposure to high-flying artificial intelligence-related stocks	Detracted
Health care	Negative stock selection within the worst performing major small-cap sector	Detracted
Consumer discretionary	Negative stock selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	10.41%	7.76%	8.33%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 2000® Growth Index[2]		15.15%	6.86%	8.09%
Morningstar Small Growth Category Average[3]		14.98%	8.47%	9.31%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 463,354,242
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 3,681,046
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$463,354,242%
Total number of portfolio holdings	144%
Total advisory fees paid	$3,681,046%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.2%
HealthEquity, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.4%
Dynatrace, Inc.	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.3%
Valmont Industries, Inc.	1.3%
Blueprint Medicines Corp.	1.2%
* Excluding short-term investments
Top Industries
Software	9.7%
Biotechnology	7.9%
Health Care Providers & Services	7.1%
Commercial Services & Supplies	6.9%
Semiconductors & Semiconductor Equipment	5.5%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.4%
Energy Equipment & Services	3.5%
Building Products	3.4%
Capital Markets	3.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.2%
HealthEquity, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.4%
Dynatrace, Inc.	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.3%
Valmont Industries, Inc.	1.3%
Blueprint Medicines Corp.	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Small Cap Growth Portfolio” to “NYLI VP Small Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Small Cap Growth Portfolio” to “NYLI VP Small Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104624 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$116	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 116	[67]
Expense Ratio, Percent	1.10%	[67],[68]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	10.13%	7.49%	8.06%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
Russell 2000® Growth Index[2]		15.15%	6.86%	8.09%
Morningstar Small Growth Category Average[3]		14.98%	8.47%	9.31%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 463,354,242
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 3,681,046
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$463,354,242%
Total number of portfolio holdings	144%
Total advisory fees paid	$3,681,046%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.2%
HealthEquity, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.4%
Dynatrace, Inc.	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.3%
Valmont Industries, Inc.	1.3%
Blueprint Medicines Corp.	1.2%
* Excluding short-term investments
Top Industries
Software	9.7%
Biotechnology	7.9%
Health Care Providers & Services	7.1%
Commercial Services & Supplies	6.9%
Semiconductors & Semiconductor Equipment	5.5%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.4%
Energy Equipment & Services	3.5%
Building Products	3.4%
Capital Markets	3.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.2%
HealthEquity, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.4%
Dynatrace, Inc.	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.3%
Valmont Industries, Inc.	1.3%
Blueprint Medicines Corp.	1.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Small Cap Growth Portfolio” to “NYLI VP Small Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Small Cap Growth Portfolio” to “NYLI VP Small Cap Growth Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104625 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Natural Resources Portfolio (formerly known as MainStay VP Natural Resources Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 84	[69]
Expense Ratio, Percent	0.84%	[69]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
Natural-resource equities are highly correlated to commodity prices. Commodity prices are largely determined by supply and demand factors, which can be affected by macroeconomic data, geopolitical events and idiosyncratic, subsector and/or company news. Each of these factors affected the strategy’s performance relative to the S&P Global Natural Resources Index during the 12-month reporting period ended December 31, 2024.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
International Paper Co.	Rose on news that the paper and pulp manufacturer was the target of an acquisition by Brazil's Suzano	Contributed
EQT Corp.	Continued to sell assets toward its $3-to-5 billion target, leading to lower debt, lower interest costs and the potential for higher shareholder returns	Contributed
Antero Resources Corp.	Benefited from an increase in natural-gas prices and strong export trends	Contributed
Darling Ingredients, Inc.	Came under pressure along with its industry as feedstock prices rose and margins contracted	Detracted
NOV Inc.	Declined as oil prices weakened due to concerns about slowing global growth and oversupply, which weighed on the entire energy space	Detracted
Cleveland-Cliffs, Inc.	Reported third-quarter results that missed on margins and free cash flow	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	0.74%	15.53%	5.04%
MSCI World Index (Net)[1]		18.67%	11.17%	9.95%
S&P Global Natural Resources Index[2]		(8.30)%	5.83%	5.31%
Morningstar Natural Resources Category Average[3]		(4.22)%	9.00%	5.42%
1.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

3.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Net Assets	$ 300,394,379
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,612,032
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$300,394,379%
Total number of portfolio holdings	39%
Total advisory fees paid	$2,612,032%
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Permian Resources Corp.	5.0%
Diamondback Energy, Inc.	4.7%
International Paper Co.	4.7%
Darling Ingredients, Inc.	4.4%
Phillips 66	4.3%
Crescent Energy Co., Class A	4.2%
Freeport-McMoRan, Inc.	4.2%
Capstone Copper Corp.	4.1%
Canadian Natural Resources Ltd.	4.1%
Anglo American plc	4.0%
* Excluding short-term investments
Top Countries
United States	68.9%
Canada	20.9%
South Africa	4.6%
Luxembourg	4.0%
Australia	2.7%
Other Assets, Less Liabilities	(1.1)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Permian Resources Corp.	5.0%
Diamondback Energy, Inc.	4.7%
International Paper Co.	4.7%
Darling Ingredients, Inc.	4.4%
Phillips 66	4.3%
Crescent Energy Co., Class A	4.2%
Freeport-McMoRan, Inc.	4.2%
Capstone Copper Corp.	4.1%
Canadian Natural Resources Ltd.	4.1%
Anglo American plc	4.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Natural Resources Portfolio” to “NYLI VP Natural Resources Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Natural Resources Portfolio” to “NYLI VP Natural Resources Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104627 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 62	[70]
Expense Ratio, Percent	0.57%	[70]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Performance within equity assets, relative to the S&P 500® Index, and within fixed income assets, relative to the Bloomberg U.S. Aggregate Bond Index, contributed to the Portfolio’s overall relative performance, while stock selection detracted in some sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging materials and real estate sectors	Contributed
Information Technology	Positive stock selection, highlighted by a position in semiconductor company NVIDIA	Contributed
Fixed Income positioning	Benefited from overweight allocations to non-agency mortgages and commercial mortgage-backed securities; underweight exposure to U.S. Treasuries; and strong security selection among investment-grade corporates	Contributed
Consumer discretionary	Negative stock selection, highlighted by a position in athletic footwear, apparel and accessory company Nike	Detracted
Industrials	Negative stock selection, highlighted by a position in agricultural equipment company Deere & Co.	Detracted
Semiconductor Equipment	Negative stock selection, highlighted by positions in wafer fabrication equipment supplies Lam Research Corp. and KLA Corp., which experienced weak demand	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	15.72%	8.44%	8.73%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index[3]		1.25%	(0.33)%	1.35%
Janus Balanced Composite Index[4]		13.84%	7.93%	7.93%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 1,756,021,791
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 9,015,623
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,756,021,791%
Total number of portfolio holdings	765%
Total advisory fees paid	$9,015,623%
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Apple, Inc.	3.7%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.7%
Amazon.com, Inc.	3.1%
U.S. Treasury Bonds, 4.25%-4.625%, due 11/15/44-8/15/54	2.9%
Alphabet, Inc., Class C	2.8%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
U.S. Treasury Notes, 4.125%-4.25%, due 11/30/29-11/15/34	2.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	10.7%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	4.8%
Short-Term Investments	2.7%
Loan Assignments	0.6%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	(1.3)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Apple, Inc.	3.7%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.7%
Amazon.com, Inc.	3.1%
U.S. Treasury Bonds, 4.25%-4.625%, due 11/15/44-8/15/54	2.9%
Alphabet, Inc., Class C	2.8%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
U.S. Treasury Notes, 4.125%-4.25%, due 11/30/29-11/15/34	2.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Janus Henderson Balanced Portfolio” to “NYLI VP Janus Henderson Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Janus Henderson Balanced Portfolio” to “NYLI VP Janus Henderson Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.

Material Fund Change Risks Change [Text Block]
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104628 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 89	[71]
Expense Ratio, Percent	0.82%	[71]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to its benchmark indices and to the Janus Balanced Composite Index was determined primarily by asset allocation positioning. Relative performance benefited most notably from overweight exposure to equities and corresponding underweight exposure to fixed income during a period in which equities outperformed bonds. Performance within equity assets, relative to the S&P 500® Index, and within fixed income assets, relative to the Bloomberg U.S. Aggregate Bond Index, contributed to the Portfolio’s overall relative performance, while stock selection detracted in some sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Equity sector positioning	Maintained overweight exposure to growthier sectors, which outperformed the broader market, and underweight exposure to lagging materials and real estate sectors	Contributed
Information Technology	Positive stock selection, highlighted by a position in semiconductor company NVIDIA	Contributed
Fixed Income positioning	Benefited from overweight allocations to non-agency mortgages and commercial mortgage-backed securities; underweight exposure to U.S. Treasuries; and strong security selection among investment-grade corporates	Contributed
Consumer discretionary	Negative stock selection, highlighted by a position in athletic footwear, apparel and accessory company Nike	Detracted
Industrials	Negative stock selection, highlighted by a position in agricultural equipment company Deere & Co.	Detracted
Semiconductor Equipment	Negative stock selection, highlighted by positions in wafer fabrication equipment supplies Lam Research Corp. and KLA Corp., which experienced weak demand	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	15.43%	8.17%	8.46%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index[3]		1.25%	(0.33)%	1.35%
Janus Balanced Composite Index[4]		13.84%	7.93%	7.93%
Morningstar Moderate Allocation Category Average[5]		11.39%	6.75%	6.54%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 1,756,021,791
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 9,015,623
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,756,021,791%
Total number of portfolio holdings	765%
Total advisory fees paid	$9,015,623%
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Apple, Inc.	3.7%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.7%
Amazon.com, Inc.	3.1%
U.S. Treasury Bonds, 4.25%-4.625%, due 11/15/44-8/15/54	2.9%
Alphabet, Inc., Class C	2.8%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
U.S. Treasury Notes, 4.125%-4.25%, due 11/30/29-11/15/34	2.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	10.7%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	4.8%
Short-Term Investments	2.7%
Loan Assignments	0.6%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	(1.3)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Apple, Inc.	3.7%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.7%
Amazon.com, Inc.	3.1%
U.S. Treasury Bonds, 4.25%-4.625%, due 11/15/44-8/15/54	2.9%
Alphabet, Inc., Class C	2.8%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
U.S. Treasury Notes, 4.125%-4.25%, due 11/30/29-11/15/34	2.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Janus Henderson Balanced Portfolio” to “NYLI VP Janus Henderson Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Janus Henderson Balanced Portfolio” to “NYLI VP Janus Henderson Balanced Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Material Fund Change Strategies [Text Block]
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.

Material Fund Change Risks Change [Text Block]
The Portfolio modified its Principal Investment Strategies to provide that the Subadvisor may enter into “to be announced” or “TBA” commitments, invest in derivatives and to reflect the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors. The Portfolio also modified the "Portfolio Management Risk" and added “Dividend-Paying Stock Risk”, “TBA Securities Risk”, “Derivatives Risk”, “Currency Risk”, “Floating Rate Notes and Variable Rate Notes Risk”, “Short Exposure Risk” and “Private Placement and Restricted Securities Risk” in connection with the strategy change.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104630 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$77	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 77	[72]
Expense Ratio, Percent	0.68%	[72]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined primarily by industry allocation, although security selection also had a significant impact on performance. Enthusiasm over artificial intelligence deployment and related increasing power demands drove gains, while overweight exposure to renewable energy detracted from relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Independent Power Producers & Energy Traders	Overweight exposure, benefiting from anticipated increased power demand for the first time in a decade	Contributed
Multi-Utilities	Security selection	Contributed
Electric Utilities	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Vistra Corp.	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Constellation Energy Corp.	Overweight exposure, benefiting from enthusiasm over the company’s nuclear portfolio and increased power demand	Contributed
Renewable Energy	Slightly overweight exposure, detracting as the group underperformed in the face of high interest rates	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	28.94%	9.40%	7.86%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		23.20%	6.14%	8.30%
Morningstar Utilities Category Average[3]		21.13%	5.94%	7.42%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 913,377,908
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,005,286
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$913,377,908%
Total number of portfolio holdings	32%
Total advisory fees paid	$6,005,286%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	9.9%
Duke Energy Corp.	7.3%
Sempra	6.8%
Constellation Energy Corp.	5.9%
PG&E Corp.	5.8%
Vistra Corp.	5.0%
Entergy Corp.	4.9%
Public Service Enterprise Group, Inc.	4.3%
Ameren Corp.	4.3%
Xcel Energy, Inc.	4.2%
* Excluding short-term investments
Top Industries
Electric Utilities	61.4%
Multi–Utilities	23.2%
Independent Power and Renewable Electricity Producers	7.7%
Gas Utilities	1.8%
Electrical Equipment	1.3%
Semiconductors & Semiconductor Equipment	0.3%
Short–Term Investments	4.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	9.9%
Duke Energy Corp.	7.3%
Sempra	6.8%
Constellation Energy Corp.	5.9%
PG&E Corp.	5.8%
Vistra Corp.	5.0%
Entergy Corp.	4.9%
Public Service Enterprise Group, Inc.	4.3%
Ameren Corp.	4.3%
Xcel Energy, Inc.	4.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Fidelity Institutional AM® Utilities Portfolio” to “NYLI VP Fidelity Institutional AM® Utilities Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective December 5, 2024, Pranay Kirpalani and Caitlyn Greco are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Fidelity Institutional AM® Utilities Portfolio” to “NYLI VP Fidelity Institutional AM® Utilities Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104629 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 106	[73]
Expense Ratio, Percent	0.93%	[73]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the MSCI USA IMI Utilities 25/50 Index (Gross) was determined primarily by industry allocation, although security selection also had a significant impact on performance. Enthusiasm over artificial intelligence deployment and related increasing power demands drove gains, while overweight exposure to renewable energy detracted from relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Independent Power Producers & Energy Traders	Overweight exposure, benefiting from anticipated increased power demand for the first time in a decade	Contributed
Multi-Utilities	Security selection	Contributed
Electric Utilities	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Vistra Corp.	Overweight exposure, benefiting from enthusiasm over increased power demand	Contributed
Constellation Energy Corp.	Overweight exposure, benefiting from enthusiasm over the company’s nuclear portfolio and increased power demand	Contributed
Renewable Energy	Slightly overweight exposure, detracting as the group underperformed in the face of high interest rates	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	28.62%	9.12%	7.59%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
MSCI USA IMI Utilities 25/50 Index (Gross)[2]		23.20%	6.14%	8.30%
Morningstar Utilities Category Average[3]		21.13%	5.94%	7.42%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

3.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 913,377,908
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,005,286
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$913,377,908%
Total number of portfolio holdings	32%
Total advisory fees paid	$6,005,286%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	9.9%
Duke Energy Corp.	7.3%
Sempra	6.8%
Constellation Energy Corp.	5.9%
PG&E Corp.	5.8%
Vistra Corp.	5.0%
Entergy Corp.	4.9%
Public Service Enterprise Group, Inc.	4.3%
Ameren Corp.	4.3%
Xcel Energy, Inc.	4.2%
* Excluding short-term investments
Top Industries
Electric Utilities	61.4%
Multi–Utilities	23.2%
Independent Power and Renewable Electricity Producers	7.7%
Gas Utilities	1.8%
Electrical Equipment	1.3%
Semiconductors & Semiconductor Equipment	0.3%
Short–Term Investments	4.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	9.9%
Duke Energy Corp.	7.3%
Sempra	6.8%
Constellation Energy Corp.	5.9%
PG&E Corp.	5.8%
Vistra Corp.	5.0%
Entergy Corp.	4.9%
Public Service Enterprise Group, Inc.	4.3%
Ameren Corp.	4.3%
Xcel Energy, Inc.	4.2%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Fidelity Institutional AM® Utilities Portfolio” to “NYLI VP Fidelity Institutional AM® Utilities Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
Effective December 5, 2024, Pranay Kirpalani and Caitlyn Greco are portfolio managers of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Fidelity Institutional AM® Utilities Portfolio” to “NYLI VP Fidelity Institutional AM® Utilities Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104631 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio(formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.66%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 73	[74]
Expense Ratio, Percent	0.66%	[74]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the S&P 500 Index was determined primarily by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NVIDIA Corp.	Overweight exposure, as the company beat revenue and earnings expectations and raised guidance due to demand for its graphics processing units used in generative artificial intelligence	Contributed
Information technology	The emergence of generative artificial intelligence sparked increased interest in industries such as semiconductors and software. Security selection in the sector detracted from relative returns	Detracted
Energy	Sector positioning, amid volatile oil prices driven by economic growth and geopolitics	Detracted
Consumer staples	Security selection	Detracted
Schlumberger Ltd.	Overweight exposure, as the North American rig count declined, in part pressured by lower gas prices	Detracted
Prologis, Inc.	Overweight exposure, as macroeconomic uncertainty related to interest rates, geopolitics and the election delayed tenant leasing decisions	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	19.84%	11.76%	9.90%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Morningstar Large Value Category Average[3]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 441,827,262
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,840,164
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$441,827,262%
Total number of portfolio holdings	113%
Total advisory fees paid	$2,840,164%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc., Class A	1.7%
UnitedHealth Group, Inc.	1.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.5%
Software	11.5%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Capital Markets	4.9%
Broadline Retail	3.9%
Banks	3.5%
Specialty Retail	3.5%
Pharmaceuticals	3.2%
Financial Services	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc., Class A	1.7%
UnitedHealth Group, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP American Century Sustainable Equity Portfolio” to “NYLI VP American Century Sustainable Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP American Century Sustainable Equity Portfolio” to “NYLI VP American Century Sustainable Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104632 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio(Formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.91%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

Expenses Paid, Amount	$ 100	[75]
Expense Ratio, Percent	0.91%	[75]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the S&P 500 Index was determined primarily by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
NVIDIA Corp.	Overweight exposure, as the company beat revenue and earnings expectations and raised guidance due to demand for its graphics processing units used in generative artificial intelligence	Contributed
Information technology	The emergence of generative artificial intelligence sparked increased interest in industries such as semiconductors and software. Security selection in the sector detracted from relative returns	Detracted
Energy	Sector positioning, amid volatile oil prices driven by economic growth and geopolitics	Detracted
Consumer staples	Security selection	Detracted
Schlumberger Ltd.	Overweight exposure, as the North American rig count declined, in part pressured by lower gas prices	Detracted
Prologis, Inc.	Overweight exposure, as macroeconomic uncertainty related to interest rates, geopolitics and the election delayed tenant leasing decisions	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	19.54%	11.48%	9.62%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P 500® Index[2]		25.02%	14.53%	13.10%
Morningstar Large Value Category Average[3]		14.28%	9.31%	8.72%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 441,827,262
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,840,164
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$441,827,262%
Total number of portfolio holdings	113%
Total advisory fees paid	$2,840,164%
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc., Class A	1.7%
UnitedHealth Group, Inc.	1.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.5%
Software	11.5%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Capital Markets	4.9%
Broadline Retail	3.9%
Banks	3.5%
Specialty Retail	3.5%
Pharmaceuticals	3.2%
Financial Services	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc., Class A	1.7%
UnitedHealth Group, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP American Century Sustainable Equity Portfolio” to “NYLI VP American Century Sustainable Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP American Century Sustainable Equity Portfolio” to “NYLI VP American Century Sustainable Equity Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104633 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$83	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83	[76]
Expense Ratio, Percent	0.82%	[76],[77]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Relative returns benefited from breakeven inflation positioning, exposure to Eurozone duration, and spread strategies. Duration exposure in other regions detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Breakevens	Breakeven inflation strategies in the United States, Japan and Europe	Contributed
Duration	Interest rate strategies in Europe	Contributed
Spread	Exposure to securitized assets, including collateralized loan obligations, non-agency mortgage-backed securities and U.S. agency mortgage-backed securities	Contributed
Duration	Exposure to U.K., Australian and Japanese duration	Detracted
Duration	Curve positioning within U.S. interest rates	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	2.21%	2.03%	2.24%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg U.S. TIPS Index[2]		1.84%	1.87%	2.24%
Morningstar Inflation-Protected Bond Category Average[3]		2.05%	1.27%	1.78%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 411,853,089
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,887,371
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$411,853,089%
Total number of portfolio holdings	329%
Total advisory fees paid	$1,887,371%
Portfolio turnover rate	156%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 10/15/25-7/15/34	65.9%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/26-2/15/54	22.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 1/25/55	9.5%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 1/15/55	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
GNMA, 5.461%-6.522%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.1%
Barings Euro CLO DAC, 4.159%, due 10/15/34	0.5%
UMBS, 30 Year, 4.00%-4.50%, due 7/1/52-2/1/54	0.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	101.7%
Short-Term Investments	58.5%
Asset-Backed Securities	7.9%
Foreign Government Bonds	6.8%
Mortgage-Backed Securities	2.3%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-77.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 10/15/25-7/15/34	65.9%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/26-2/15/54	22.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 1/25/55	9.5%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 1/15/55	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
GNMA, 5.461%-6.522%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.1%
Barings Euro CLO DAC, 4.159%, due 10/15/34	0.5%
UMBS, 30 Year, 4.00%-4.50%, due 7/1/52-2/1/54	0.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP PIMCO Real Return Portfolio” to “NYLI VP PIMCO Real Return Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP PIMCO Real Return Portfolio” to “NYLI VP PIMCO Real Return Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000104634 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$108	1.07%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108	[78]
Expense Ratio, Percent	1.07%	[78],[79]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Bloomberg U.S. TIPS Index was determined by a variety of allocations and duration positions. Relative returns benefited from breakeven inflation positioning, exposure to Eurozone duration, and spread strategies. Duration exposure in other regions detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Breakevens	Breakeven inflation strategies in the United States, Japan and Europe	Contributed
Duration	Interest rate strategies in Europe	Contributed
Spread	Exposure to securitized assets, including collateralized loan obligations, non-agency mortgage-backed securities and U.S. agency mortgage-backed securities	Contributed
Duration	Exposure to U.K., Australian and Japanese duration	Detracted
Duration	Curve positioning within U.S. interest rates	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	1.95%	1.77%	1.98%
Bloomberg U.S. Aggregate Bond Index[1]		1.25%	(0.33)%	1.35%
Bloomberg U.S. TIPS Index[2]		1.84%	1.87%	2.24%
Morningstar Inflation-Protected Bond Category Average[3]		2.05%	1.27%	1.78%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

3.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Net Assets	$ 411,853,089
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,887,371
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$411,853,089%
Total number of portfolio holdings	329%
Total advisory fees paid	$1,887,371%
Portfolio turnover rate	156%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 10/15/25-7/15/34	65.9%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/26-2/15/54	22.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 1/25/55	9.5%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 1/15/55	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
GNMA, 5.461%-6.522%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.1%
Barings Euro CLO DAC, 4.159%, due 10/15/34	0.5%
UMBS, 30 Year, 4.00%-4.50%, due 7/1/52-2/1/54	0.4%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	101.7%
Short-Term Investments	58.5%
Asset-Backed Securities	7.9%
Foreign Government Bonds	6.8%
Mortgage-Backed Securities	2.3%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-77.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 10/15/25-7/15/34	65.9%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/26-2/15/54	22.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 1/25/55	9.5%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 1/15/55	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
GNMA, 5.461%-6.522%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.1%
Barings Euro CLO DAC, 4.159%, due 10/15/34	0.5%
UMBS, 30 Year, 4.00%-4.50%, due 7/1/52-2/1/54	0.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP PIMCO Real Return Portfolio” to “NYLI VP PIMCO Real Return Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio's name was changed from “MainStay VP PIMCO Real Return Portfolio” to “NYLI VP PIMCO Real Return Portfolio.” The Portfolio's name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio's next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio's current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000154685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$99	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99	[80]
Expense Ratio, Percent	0.95%	[80],[81]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by sector allocation. Security selection also affected relative returns, albeit to a lesser extent.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. utilities	Strong absolute performance driven by power generation-exposed utilities	Contributed
Emerging markets	Secular underweight to markets exposed to less transparent regulation and policy, as well as weaker corporate governance	Contributed
U.S. communications	Positive earnings revision and strong growth for data centers, which represented an out-of-Index position	Contributed
North American railroads	Disappointing volume recovery and higher labor costs leading to weak EPS revisions	Detracted
Global communications	Overweight exposure to an area that was sensitive to rising interest rates (particularly towers)	Detracted
European transportation	Undermined by French political risk and higher taxes targeting toll roads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Initial Class Shares	5/1/2015	7.86%	1.18%	(1.57)%
MSCI World Index (Net)[1]		18.67%	11.17%	9.78%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		9.53%	3.26%	5.47%
Morningstar Infrastructure Category Average[3]		6.73%	4.94%	4.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Net Assets	$ 33,017,815
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 215,656
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$33,017,815%
Total number of portfolio holdings	50%
Total advisory fees paid	$215,656%
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.5%
Targa Resources Corp.	4.2%
PG&E Corp.	4.2%
PPL Corp.	3.5%
Atmos Energy Corp.	3.4%
Xcel Energy, Inc.	3.1%
Equinix, Inc.	3.1%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
* Excluding short-term investments
Top Countries
United States	62.7%
Spain	7.9%
Canada	6.1%
United Kingdom	4.1%
Italy	3.6%
France	2.8%
Japan	2.8%
China	2.4%
Mexico	1.6%
Hong Kong	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.5%
Targa Resources Corp.	4.2%
PG&E Corp.	4.2%
PPL Corp.	3.5%
Atmos Energy Corp.	3.4%
Xcel Energy, Inc.	3.1%
Equinix, Inc.	3.1%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP CBRE Global Infrastructure Portfolio” to “NYLI VP CBRE Global Infrastructure Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP CBRE Global Infrastructure Portfolio” to “NYLI VP CBRE Global Infrastructure Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000154686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$125	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125	[82]
Expense Ratio, Percent	1.20%	[82],[83]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) during the 12-month reporting period ended December 31, 2024, was determined primarily by sector allocation. Security selection also affected relative returns, albeit to a lesser extent.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. utilities	Strong absolute performance driven by power generation-exposed utilities	Contributed
Emerging markets	Secular underweight to markets exposed to less transparent regulation and policy, as well as weaker corporate governance	Contributed
U.S. communications	Positive earnings revision and strong growth for data centers, which represented an out-of-Index position	Contributed
North American railroads	Disappointing volume recovery and higher labor costs leading to weak EPS revisions	Detracted
Global communications	Overweight exposure to an area that was sensitive to rising interest rates (particularly towers)	Detracted
European transportation	Undermined by French political risk and higher taxes targeting toll roads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Service Class Shares	5/1/2015	7.59%	0.93%	(1.82)%
MSCI World Index (Net)[1]		18.67%	11.17%	9.78%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		9.53%	3.26%	5.47%
Morningstar Infrastructure Category Average[3]		6.73%	4.94%	4.36%
1.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Net Assets	$ 33,017,815
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 215,656
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$33,017,815%
Total number of portfolio holdings	50%
Total advisory fees paid	$215,656%
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.5%
Targa Resources Corp.	4.2%
PG&E Corp.	4.2%
PPL Corp.	3.5%
Atmos Energy Corp.	3.4%
Xcel Energy, Inc.	3.1%
Equinix, Inc.	3.1%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
* Excluding short-term investments
Top Countries
United States	62.7%
Spain	7.9%
Canada	6.1%
United Kingdom	4.1%
Italy	3.6%
France	2.8%
Japan	2.8%
China	2.4%
Mexico	1.6%
Hong Kong	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.5%
Targa Resources Corp.	4.2%
PG&E Corp.	4.2%
PPL Corp.	3.5%
Atmos Energy Corp.	3.4%
Xcel Energy, Inc.	3.1%
Equinix, Inc.	3.1%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP CBRE Global Infrastructure Portfolio” to “NYLI VP CBRE Global Infrastructure Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP CBRE Global Infrastructure Portfolio” to “NYLI VP CBRE Global Infrastructure Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000166826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio (formerly known as MainStay VP Wellington Small Cap Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$79	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79	[84]
Expense Ratio, Percent	0.74%	[84],[85]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care	Security selection and underweight allocation	Contributed
Financials	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight exposure	Contributed
Super Micro Computer, Inc.	Lack of exposure	Detracted
Consumer Discretionary	Security selection and overweight allocation	Detracted
Materials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Initial Class Shares	5/2/2016	14.41%	6.06%	7.17%
Russell 3000® Index[1]		23.81%	13.86%	14.24%
Russell 2000® Index[2]		11.54%	7.40%	9.53%
Morningstar Small Blend Category Average[3]		11.15%	8.63%	8.89%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 378,497,828
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 2,727,352
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$378,497,828%
Total number of portfolio holdings	261%
Total advisory fees paid	$2,727,352%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	1.7%
iShares Russell 2000 Value ETF	1.6%
Champion Homes, Inc.	1.5%
Hims & Hers Health, Inc.	1.3%
Cadence Bank	1.1%
Kaiser Aluminum Corp.	1.0%
Remitly Global, Inc.	1.0%
Magnite, Inc.	0.9%
Enova International, Inc.	0.9%
Repay Holdings Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	10.3%
Software	7.2%
Biotechnology	7.2%
Financial Services	4.5%
Health Care Equipment & Supplies	4.3%
Exchange–Traded Funds	3.8%
Trading Companies & Distributors	3.4%
Commercial Services & Supplies	3.1%
Household Durables	3.0%
Consumer Finance	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	1.7%
iShares Russell 2000 Value ETF	1.6%
Champion Homes, Inc.	1.5%
Hims & Hers Health, Inc.	1.3%
Cadence Bank	1.1%
Kaiser Aluminum Corp.	1.0%
Remitly Global, Inc.	1.0%
Magnite, Inc.	0.9%
Enova International, Inc.	0.9%
Repay Holdings Corp.	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Wellington Small Cap Portfolio” to “NYLI VP Wellington Small Cap Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Wellington Small Cap Portfolio” to “NYLI VP Wellington Small Cap Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000166827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio (formerly known as MainStay VP Wellington Small Cap Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$106	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106	[86]
Expense Ratio, Percent	0.99%	[86],[87]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
During the 12-month reporting period ended December 31, 2024, the Portfolio’s performance relative to the Russell 2000® Index was primarily determined by security selection. Sector allocation, a result of our bottom-up stock selection process, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care	Security selection and underweight allocation	Contributed
Financials	Security selection	Contributed
Hims & Hers Health, Inc.	Overweight exposure	Contributed
Super Micro Computer, Inc.	Lack of exposure	Detracted
Consumer Discretionary	Security selection and overweight allocation	Detracted
Materials	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Since Inception
Service Class Shares	5/2/2016	14.13%	5.79%	6.90%
Russell 3000® Index[1]		23.81%	13.86%	14.24%
Russell 2000® Index[2]		11.54%	7.40%	9.53%
Morningstar Small Blend Category Average[3]		11.15%	8.63%	8.89%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 378,497,828
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 2,727,352
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$378,497,828%
Total number of portfolio holdings	261%
Total advisory fees paid	$2,727,352%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	1.7%
iShares Russell 2000 Value ETF	1.6%
Champion Homes, Inc.	1.5%
Hims & Hers Health, Inc.	1.3%
Cadence Bank	1.1%
Kaiser Aluminum Corp.	1.0%
Remitly Global, Inc.	1.0%
Magnite, Inc.	0.9%
Enova International, Inc.	0.9%
Repay Holdings Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	10.3%
Software	7.2%
Biotechnology	7.2%
Financial Services	4.5%
Health Care Equipment & Supplies	4.3%
Exchange–Traded Funds	3.8%
Trading Companies & Distributors	3.4%
Commercial Services & Supplies	3.1%
Household Durables	3.0%
Consumer Finance	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	1.7%
iShares Russell 2000 Value ETF	1.6%
Champion Homes, Inc.	1.5%
Hims & Hers Health, Inc.	1.3%
Cadence Bank	1.1%
Kaiser Aluminum Corp.	1.0%
Remitly Global, Inc.	1.0%
Magnite, Inc.	0.9%
Enova International, Inc.	0.9%
Repay Holdings Corp.	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Wellington Small Cap Portfolio” to “NYLI VP Wellington Small Cap Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Wellington Small Cap Portfolio” to “NYLI VP Wellington Small Cap Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000204554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP Hedge Multi-Strategy Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$72	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72	[88]
Expense Ratio, Percent	0.70%	[88],[89]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the S&P Balanced Equity and Bond Conservative Index during the 12-month reporting period ended December 31, 2024, was determined primarily by broad macroeconomic, market and monetary trends. Performance was aided by resilient economic growth, elevated interest rates, U.S. dollar strength, sustained momentum in growth-oriented sectors, the prospect of regulatory rollback and a nascent capital markets recovery. Conversely, subdued volatility and the U.S. Federal Reserve’s transition to monetary easing toward the end of the reporting period weighed on performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Floating rate investment-grade debt	Benefited from a prolonged elevation of interest rates, stable credit conditions and a measured, and potentially shallower, path of rate cuts	Contributed
Convertible bonds	Equity component: boosted by equity market strength, particularly in growth-oriented sectors, and muted interest rate volatility
	Bond-like component: benefited from higher prevailing interest rates, robust new issuance activity and stable credit conditions	Contributed
U.S. sector (financials)	Bolstered by high, but stabilizing, interest rates, a budding capital markets recovery and expected regulatory easing	Contributed
Equity market neutral	Short position suffered against a backdrop of an advancing, but low dispersion equity market	Detracted
U.S. sector (utilities)	Short position underperformed as the sector benefited from AI-driven energy demand, attractive yields, and defensive characteristics	Detracted
Volatility	Long position suffered amid prevailing, broadly placid equity market conditions	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	6.54%	2.41%	0.44%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P Balanced Equity and Bond Conservative Index[2]		5.43%	2.59%	3.86%
Barclay Hedge Fund Index[3]		8.85%	5.99%	5.09%
Barclay Fund of Funds Index[4]		5.32%	3.67%	2.54%
NYLI Hedge Multi-Strategy Index[5]		7.53%	3.15%	2.95%
Morningstar Multistrategy Category Average[6]		6.09%	3.94%	2.49%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 234,633,855
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,615,965
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$234,633,855%
Total number of portfolio holdings	151%
Total advisory fees paid	$1,615,965%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.2%
SPDR Bloomberg Convertible Securities ETF	6.9%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.5%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.9%
NYLI Merger Arbitrage ETF	3.9%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.3%
iShares Core MSCI EAFE ETF	2.9%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	22.7%
Unaffiliated Investment Companies	11.2%
Convertible Bond Funds	10.8%
Treasury Inflation Protected Security Funds	9.0%
U.S. Dollar Fund	7.2%
International Equity Core Funds	6.2%
Emerging Equity Funds	6.0%
Municipal Bond Funds	5.1%
Bank Loan Funds	4.5%
Affiliated Investment Company	4.5%
Other Assets, Less Liabilities	12.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.2%
SPDR Bloomberg Convertible Securities ETF	6.9%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.5%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.9%
NYLI Merger Arbitrage ETF	3.9%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.3%
iShares Core MSCI EAFE ETF	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Hedge Multi-Strategy Portfolio” to “NYLI VP Hedge Multi-Strategy Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Hedge Multi-Strategy Portfolio” to “NYLI VP Hedge Multi-Strategy Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP
C000204555 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP Hedge Multi-Strategy Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last year?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$98	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 98	[90]
Expense Ratio, Percent	0.95%	[90],[91]
Factors Affecting Performance [Text Block]
What factors influenced Portfolio performance during the reporting period?
The Portfolio’s performance relative to the S&P Balanced Equity and Bond Conservative Index during the 12-month reporting period ended December 31, 2024, was determined primarily by broad macroeconomic, market and monetary trends. Performance was aided by resilient economic growth, elevated interest rates, U.S. dollar strength, sustained momentum in growth-oriented sectors, the prospect of regulatory rollback and a nascent capital markets recovery. Conversely, subdued volatility and the U.S. Federal Reserve’s transition to monetary easing toward the end of the reporting period weighed on performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Portfolio’s performance during the reporting period.
Key Factor	Summary	Impact
Floating rate investment-grade debt	Benefited from a prolonged elevation of interest rates, stable credit conditions and a measured, and potentially shallower, path of rate cuts	Contributed
Convertible bonds	Equity component: boosted by equity market strength, particularly in growth-oriented sectors, and muted interest rate volatility
	Bond-like component: benefited from higher prevailing interest rates, robust new issuance activity and stable credit conditions	Contributed
U.S. sector (financials)	Bolstered by high, but stabilizing, interest rates, a budding capital markets recovery and expected regulatory easing	Contributed
Equity market neutral	Short position suffered against a backdrop of an advancing, but low dispersion equity market	Detracted
U.S. sector (utilities)	Short position underperformed as the sector benefited from AI-driven energy demand, attractive yields, and defensive characteristics	Detracted
Volatility	Long position suffered amid prevailing, broadly placid equity market conditions	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended December 31, 2024	Inception Date	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	6.27%	2.16%	0.21%
Russell 3000® Index[1]		23.81%	13.86%	12.55%
S&P Balanced Equity and Bond Conservative Index[2]		5.43%	2.59%	3.86%
Barclay Hedge Fund Index[3]		8.85%	5.99%	5.09%
Barclay Fund of Funds Index[4]		5.32%	3.67%	2.54%
NYLI Hedge Multi-Strategy Index[5]		7.53%	3.15%	2.95%
Morningstar Multistrategy Category Average[6]		6.09%	3.94%	2.49%
1.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

3.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

4.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Net Assets	$ 234,633,855
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,615,965
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$234,633,855%
Total number of portfolio holdings	151%
Total advisory fees paid	$1,615,965%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.2%
SPDR Bloomberg Convertible Securities ETF	6.9%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.5%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.9%
NYLI Merger Arbitrage ETF	3.9%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.3%
iShares Core MSCI EAFE ETF	2.9%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	22.7%
Unaffiliated Investment Companies	11.2%
Convertible Bond Funds	10.8%
Treasury Inflation Protected Security Funds	9.0%
U.S. Dollar Fund	7.2%
International Equity Core Funds	6.2%
Emerging Equity Funds	6.0%
Municipal Bond Funds	5.1%
Bank Loan Funds	4.5%
Affiliated Investment Company	4.5%
Other Assets, Less Liabilities	12.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	17.2%
Invesco DB U.S. Dollar Index Bullish Fund	7.2%
SPDR Bloomberg Convertible Securities ETF	6.9%
SPDR Bloomberg Investment Grade Floating Rate ETF	5.5%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares Convertible Bond ETF	3.9%
NYLI Merger Arbitrage ETF	3.9%
iShares 0-5 Year TIPS Bond ETF	3.6%
Vanguard FTSE Developed Markets ETF	3.3%
iShares Core MSCI EAFE ETF	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Portfolio Changes
The following is a summary of certain changes and planned changes to the Portfolio since January 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Hedge Multi-Strategy Portfolio” to “NYLI VP Hedge Multi-Strategy Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.
On August 28, 2024, the day‑to‑day investment management services provided to the Portfolio by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Portfolio. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Portfolio continued to provide the same investment management services to the Portfolio through NYLIM.
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Portfolio’s name was changed from “MainStay VP Hedge Multi-Strategy Portfolio” to “NYLI VP Hedge Multi-Strategy Portfolio.” The Portfolio’s name change will not impact the management of the Portfolio.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Portfolio’s next prospectus, which we expect to be available by May 1, 2025, at dfinview.com/NYLIM?site=VP. You may also call 800-624-6782 to obtain a copy of the Portfolio’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM?site=VP

[1]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[2]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[3]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[4]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[5]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[6]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[7]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[8]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[9]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[22]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[23]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[24]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[25]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[26]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[27]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[28]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[29]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[30]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[31]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[32]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[33]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[34]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[35]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[36]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[37]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[38]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[39]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[40]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[41]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[42]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[43]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[44]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[45]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[46]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[47]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[48]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[49]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[50]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[51]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[52]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[53]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[54]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[55]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[58]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[59]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[60]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[61]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[62]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[63]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[64]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[65]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[66]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[67]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[68]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[69]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[70]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[71]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[72]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[73]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[74]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[75]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[76]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[77]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[78]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[79]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[80]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[81]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[82]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[83]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[84]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[85]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[86]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[87]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[88]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[89]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[90]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[91]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.